UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2013

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.1%
Basic Materials — 0.1%
Alcyone Resources * (A) (B)	17,360,631	$187,256
CANADA— 58.5%
Basic Materials — 58.5%
Alexco Resource * (C)	1,009,023	1,271,369
Aurcana * (C)	1,173,585	2,662,305
Bear Creek Mining * (C)	1,527,514	2,974,421
Endeavour Silver *(C)	1,987,260	7,929,167
Excellon Resources *	850,310	1,399,108
First Majestic Silver *	910,855	11,892,285
Fortuna Silver Mines *	2,523,609	8,820,715
Great Panther Silver *	2,733,147	2,394,930
MAG Silver *	973,861	5,852,905
Pan American Silver	840,088	10,719,523
Scorpio Mining *	3,981,128	1,414,771
Silver Standard Resources * (C)	1,512,659	11,602,095
Silver Wheaton	1,147,940	26,368,182
Silvercorp Metals (C)	3,345,922	10,405,817
Silvercrest Mines * (C)	2,082,559	3,386,110
Tahoe Resources *	724,466	10,961,154
US Silver & Gold * (C)	1,199,118	782,211
Wildcat Silver *	2,002,352	848,041
TOTAL CANADA		121,685,109
MEXICO— 21.3%
Basic Materials — 21.3%
Fresnillo	1,544,332	24,174,604
Industrias Penoles	642,836	20,174,766
TOTAL MEXICO		44,349,370
PERU— 3.5%
Basic Materials — 3.5%
Hochschild Mining	2,771,221	7,360,693
UNITED KINGDOM— 1.3%
Basic Materials — 1.3%
Arian Silver *	6,211,310	412,922
Polymetal International	221,589	2,179,315
TOTAL UNITED KINGDOM		2,592,237
UNITED STATES— 15.1%
Basic Materials — 15.1%
Coeur d'Alene Mines	740,320	9,927,691
Golden Minerals * (C)	685,010	938,464
Hecla Mining (C)	3,303,359	10,669,850
McEwen Mining * (C)	5,013,166	9,825,805
		31,361,810

Schedule of Investments (Unaudited)	July 31, 2013

Global X Silver Miners ETF

	Shares/Face Amount	Value
TOTAL UNITED STATES		$31,361,810
TOTAL COMMON STOCK
(Cost $364,199,718)		207,536,475

WARRANTS — 0.0%
Coeur d'Alene Mines, Expires 4/16/17* (C)
(Cost $–)	18,472	29,186

REPURCHASE AGREEMENTS (D) — 3.9%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $7,798,528 (collateralized by U.S. Treasury Bills, ranging in par value $93,681-$3,289,132, 0.000%, and 10/03/13-12/05/13) with a total market value of $7,954,488)	$7,798,513	7,798,513

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $410,449 (collateralized by U.S. Treasury Bills, par value $434,032, 0.625%, 08/31/17 with a total market value of $425,655)	410,448	410,448

TOTAL REPURCHASE AGREEMENTS
(Cost $8,208,961)		8,208,961

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $573,983)	573,983	573,983

TOTAL INVESTMENTS — 104.0%
(Cost $372,982,662)††		$216,348,605

Percentages are based on Net Assets of $208,040,490.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such security as of July 31, 2013 was $187,256 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013 was $187,256 and represents 0.1% of Net Assets.
(C)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $6,007,305.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $8,208,961.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $372,982,662, and the unrealized appreciation and depreciation were $29,186 and $(156,663,243), respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$207,349,219	$—	$187,256	$207,536,475
Warrants	—	29,186	—	29,186
Repurchase Agreements	—	8,208,961	—	8,208,961
Time Deposit	—	573,983	—	573,983
Total Investments in Securities	$207,349,219	$8,812,130	$187,256	$216,348,605

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there was a transfer from Level 1 to Level 3 in the amount of $187,256 due to the security being fair valued. There were no transfers between Level 2 and Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Silver Miners ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 5.6%
Basic Materials — 5.6%
Gryphon Minerals *	10,223,676	$1,700,071
CANADA— 94.5%
Basic Materials — 94.5%
Asanko Gold *	562,073	1,411,886
Atac Resources *	1,585,278	1,666,926
Chesapeake Gold *	317,882	1,507,239
Continental Gold *	349,061	1,383,194
Exeter Resource *	1,741,499	1,288,618
Gold Canyon Resources *	3,667,031	803,312
International Tower Hill Mines *	2,396,477	1,306,618
Kaminak Gold, Cl A *	1,713,664	1,401,497
Lydian International, Cl A *	1,283,034	1,211,706
Newstrike Capital *	1,526,945	1,293,391
Novagold Resources *	773,873	2,251,970
Paramount Gold and Silver *	1,043,235	1,481,394
Pretium Resources *	257,271	2,164,172
Rainy River Resources *	558,272	2,000,235
Rubicon Minerals *	1,198,528	1,586,991
Sabina Gold & Silver *	1,319,611	1,413,272
Seabridge Gold *	180,216	2,013,013
Torex Gold Resources *	1,259,576	1,618,772
Volta Resources *	6,252,223	791,344
TOTAL CANADA		28,595,550
TOTAL COMMON STOCK
(Cost $58,812,407)		30,295,621
TOTAL INVESTMENTS — 100.1%
(Cost $58,812,407)††		$30,295,621

Percentages are based on Net Assets of $30,276,931.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $58,812,407, and the unrealized appreciation and depreciation were $0 and $(28,516,786), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,295,621	$—	$—	$30,295,621
Total Investments in Securities	$30,295,621	$—	$—	$30,295,621

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 5.3%
Basic Materials — 5.3%
Medusa Mining	53,153	$110,364
Perseus Mining *	136,342	71,693
TOTAL AUSTRALIA		182,057
CANADA— 47.3%
Basic Materials — 47.3%
African Barrick Gold	31,339	53,825
Alamos Gold	19,218	283,096
Argonaut Gold *	32,029	212,362
B2Gold *	83,785	244,723
Centerra Gold	35,835	158,747
Detour Gold *	13,121	130,303
Eldorado Gold	26,066	205,818
Kinross Gold	33,597	174,674
Osisko Mining *	43,598	181,676
TOTAL CANADA		1,645,224
CHINA— 4.2%
Basic Materials — 4.2%
Real Gold Mining * (A) (B)	36,500	10,448
Zhaojin Mining Industry	200,373	134,347
TOTAL CHINA		144,795
EGYPT— 4.7%
Basic Materials — 4.7%
Centamin *	289,205	164,016
JERSEY— 6.7%
Basic Materials — 6.7%
Randgold Resources ADR	3,116	231,425
RUSSIA— 7.2%
Basic Materials — 7.2%
Polyus Gold International	82,261	250,281
SOUTH AFRICA— 12.7%
Basic Materials — 12.7%
AngloGold Ashanti ADR	9,848	129,698
Gold Fields ADR	23,343	140,758
Harmony Gold Mining ADR	39,469	151,956
Sibanye Gold ADR *	5,439	16,915
TOTAL SOUTH AFRICA		439,327
TURKEY— 4.6%
Basic Materials — 4.6%
Koza Altin Isletmeleri	11,579	159,694

Schedule of Investments (Unaudited)	July 31, 2013

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.9%
Basic Materials — 1.9%
Petropavlovsk	49,417	$66,531
UNITED STATES— 5.2%
Basic Materials — 5.2%
Alacer Gold	76,893	181,920
TOTAL COMMON STOCK
(Cost $6,251,394)		3,465,270

U.S. TREASURY OBLIGATION — 8.7%
U.S. Treasury Bills
0.010%, 08/22/13(C)
(Cost $299,998)	$300,000	299,998

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $7,746)	7,746	7,746
TOTAL INVESTMENTS — 108.7%
(Cost $6,559,138)††		$3,773,014

Percentages are based on Net Assets of $3,472,537.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such security as of July 31, 2013 was $10,448 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2013 was $10,448 and represents 0.3% of Net Assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $6,559,138, and the unrealized appreciation and depreciation were $6,777 and $(2,792,901), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,454,822	$—	$10,448	$3,465,270
U.S. Treasury Obligation	—	299,998	—	299,998
Time Deposit	—	7,746	—	7,746
Total Investments in Securities	$3,454,822	$307,744	$10,448	$3,773,014

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA— 6.4%
Basic Materials — 6.4%
Cudeco * (A)	488,579	$689,481
OZ Minerals	337,892	1,236,120
TOTAL AUSTRALIA		1,925,601
CANADA— 45.4%
Basic Materials — 45.4%
Capstone Mining *	861,067	1,626,395
Copper Mountain Mining CAD * (A)	446,601	682,664
Copper Mountain Mining USD *	12,300	19,391
Duluth Metals *	525,455	711,111
First Quantum Minerals	100,689	1,617,533
HudBay Minerals, Cl B	206,533	1,391,499
Imperial Metals *	149,866	1,488,300
Lumina Copper * (A)	161,028	732,159
Lundin Mining *	418,055	1,648,450
Northern Dynasty Minerals * (A)	343,044	795,862
Taseko Mines *	810,278	1,644,864
Turquoise Hill Resources *	309,870	1,248,776
TOTAL CANADA		13,607,004
CHINA— 4.8%
Basic Materials — 4.8%
Jiangxi Copper, Cl H	857,206	1,445,698
MEXICO— 4.6%
Basic Materials — 4.6%
Grupo Mexico, Cl B	451,555	1,386,191
PERU— 4.5%
Basic Materials — 4.5%
Southern Copper	51,712	1,348,132
POLAND— 4.0%
Basic Materials — 4.0%
KGHM Polska Miedz	34,742	1,206,546
SOUTH AFRICA— 2.4%
Basic Materials — 2.4%
Palabora Mining *	61,687	715,945
SWITZERLAND— 4.8%
Basic Materials — 4.8%
Glencore Xstrata	338,765	1,430,095
TURKEY— 1.5%
Basic Materials — 1.5%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	178,998	435,487

Schedule of Investments (Unaudited)	July 31, 2013

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 15.3%
Basic Materials — 15.3%
Antofagasta	118,099	$1,584,595
Kazakhmys	318,856	1,262,618
Vedanta Resources	98,235	1,737,998
TOTAL UNITED KINGDOM		4,585,211
UNITED STATES— 5.5%
Basic Materials — 5.5%
Freeport-McMoRan Copper & Gold	57,967	1,639,307
TOTAL COMMON STOCK
(Cost $46,282,893)		29,725,217

REPURCHASE AGREEMENTS (B) — 3.4%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $962,080 (collateralized by U.S. Treasury Bills, ranging in par value $63,925-$226,449, 0.000%, and 10/03/13-12/05/13) with a total market value of $981,320)	$962,078	962,078

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $50,636 (collateralized by U.S. Treasury Bills, par value $53,545, 0.625%, 08/31/17 with a total market value of $52,512)	50,636	50,636

TOTAL REPURCHASE AGREEMENTS
(Cost $1,012,714)		1,012,714
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $20,023)	20,023	20,023
TOTAL INVESTMENTS — 102.7%
(Cost $47,315,630)††		$30,757,954

Percentages are based on Net Assets of $29,954,161.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $968,103.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $1,012,714.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $47,315,630, and the unrealized appreciation and depreciation were $27,040 and $(16,584,716,) respectively.

CAD — Canadian Dollar
Cl — Class
USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Schedule of Investments (Unaudited)	July 31, 2013

Global X Copper Miners ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,725,217	$—	$—	$29,725,217
Repurchase Agreements	—	1,012,714	—	1,012,714
Time Deposit	—	20,023	—	20,023
Total Investments in Securities	$29,725,217	$1,032,737	$—	$30,757,954

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.6%
AUSTRALIA— 27.5%
Basic Materials — 27.5%
Bannerman Resources * (A)	17,095,548	$998,814
Berkeley Resources * (A)	7,538,957	1,965,158
Energy Resources of Australia *	4,383,506	5,772,282
Greenland Minerals & Energy * (A)	27,057,476	5,715,358
Paladin Energy * (A)	19,003,512	17,081,348
Syrah Resources * (A)	2,719,838	5,500,647
Troy Resources (A)	2,119,897	2,696,246
TOTAL AUSTRALIA		39,729,853
CANADA— 28.3%
Basic Materials — 28.3%
Cameco	864,262	17,552,824
Denison Mines * (A)	4,676,136	5,918,583
Energy Fuels, *	33,590,924	5,886,833
Laramide Resources * (A) (B)	4,093,259	2,470,860
Mega Uranium * (A)	14,475,789	1,409,385
Rockgate Capital* (A) (B)	11,291,238	1,594,031
Uex *	12,370,794	6,142,639
TOTAL CANADA		40,975,155
RUSSIA— 12.3%
Basic Materials — 12.3%
Uranium One * (A)	6,885,768	17,832,872
UNITED STATES— 31.5%
Basic Materials — 31.5%
Uranerz Energy * (A)	4,911,076	7,317,503
Uranium Energy * (A)	2,602,056	6,010,749
Uranium Resources * (A)	896,984	3,372,660
Ur-Energy * (A) (B)	5,180,671	6,061,385
USEC * (A)	1,143,733	22,760,287
TOTAL UNITED STATES		45,522,584
TOTAL COMMON STOCK
(Cost $203,448,586)		144,060,464

REPURCHASE AGREEMENTS (C) — 18.8%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $25,752,668 (collateralized by U.S. Treasury Bills, ranging in par value $1,978,556-$6,056,058, 0.000%, and 10/03/13-12/05/13) with a total market value of $26,267,687)	$25,752,618	25,752,618

Schedule of Investments (Unaudited)	July 31, 2013

Global X Uranium ETF

	Face Amount	Value
Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $1,355,404 (collateralized by U.S. Treasury Bills, par value $1,433,281, 0.625%, 08/31/17 with a total market value of $1,405,619)	$1,355,401	1,355,401

TOTAL REPURCHASE AGREEMENTS
(Cost $27,108,019)		27,108,019

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030,08/01/13%
(Cost $382,271)	382,271	$382,271

TOTAL INVESTMENTS — 118.7%
(Cost $230,938,876)††		$171,550,754

Percentages are based on Net Assets of $144,559,981.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $24,556,088.
(B)	Affiliated investment.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $27,108,019.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $230,938,876, and the unrealized appreciation and depreciation were $3,120,074 and $(62,508,196), respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$144,060,464	$—	$—	$144,060,464
Repurchase Agreements	—	27,108,019	—	27,108,019
Time Deposit	—	382,271	—	382,271
Total Investments in Securities	$144,060,464	$27,490,290	$—	$171,550,754

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 12.8%
Basic Materials — 12.8%
Galaxy Resources * (A) (B) (C)	5,851,818	$1,209,781
Orocobre *	2,109,072	3,355,467
Reed Resources *	27,078,634	1,460,381
TOTAL AUSTRALIA		6,025,629
CANADA— 10.0%
Basic Materials — 10.0%
Avalon Rare Metals * (C)	2,413,723	1,833,029
Canada Lithium *	4,100,346	1,996,079
Lithium Americas *	1,985,180	879,425
TOTAL CANADA		4,708,533
CHILE— 7.9%
Basic Materials — 7.9%
Sociedad Quimica y Minera de Chile ADR	128,331	3,716,466
FRANCE— 5.0%
Industrials — 5.0%
Saft Groupe	96,107	2,370,455
HONG KONG— 3.6%
Industrials — 3.6%
Coslight Technology International Group	6,334,473	1,707,031
JAPAN— 5.6%
Industrials — 5.6%
GS Yuasa	601,894	2,655,686
SOUTH KOREA— 12.2%
Basic Materials — 5.8%
LG Chemical	11,019	2,765,968
Industrials — 6.4%
Samsung SDI	20,780	3,015,012
TOTAL SOUTH KOREA		5,780,980
UNITED STATES— 42.4%
Basic Materials — 39.3%
FMC	177,479	11,742,011
Rockwood Holdings	100,948	6,837,208
		18,579,219
Industrials — 3.1%
Ultralife *	422,430	1,470,056
TOTAL UNITED STATES		20,049,275
TOTAL COMMON STOCK
(Cost $58,470,295)		47,014,055

Schedule of Investments (Unaudited)	July 31, 2013

Global X Lithium ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 21.2%
U.S. Treasury Bills
0.010%, 08/22/13(D)
(Cost $9,999,942)	$10,000,000	$9,999,940

REPURCHASE AGREEMENTS (E) — 2.6%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $1,165,368 (collateralized by U.S. Treasury Bills, ranging in par value $184,727-$531,812 0.000%, and 10/03/13-12/05/13) with a total market value of $1,188,674)	1,165,366	1,165,366

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $61,335(collateralized by U.S. Treasury Bills, par value $64,859, 0.625%, 08/31/17 with a total market value of $63,607)	61,335	61,335

TOTAL REPURCHASE AGREEMENTS
(Cost $1,226,701)		1,226,701

TOTAL INVESTMENTS — 123.3%
(Cost $69,696,938)††		$58,240,696

Percentages are based on Net Assets of $47,246,058.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such security as of July 31, 2013 was $1,209,781 and represented 2.6% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2013, was $1,209,781 and represents 2.6% of Net Assets.
(C)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $1,102,349.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $1,226,701.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $69,696,938, and the unrealized appreciation and depreciation were $9,072,765 and $(20,529,007), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$45,804,274	$—	$1,209,781	$47,014,055
U.S. Treasury Obligation	—	9,999,940	—	9,999,940
Repurchase Agreements	—	1,226,701	—	1,226,701
Total Investments in Securities	$45,804,274	$11,226,641	$1,209,781	$58,240,696

(1)The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Lithium ETF

Assets	Fair Value at 7/30/13	Valuation Technique(s)	Unobservable Input	Discount percentage Range
Common Stock	$1,209,781	Last Traded Price	Last Traded Price Comparability Adjustment 0%	0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of November 1, 2012	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	1,209,781
Ending Balance as of July 31, 2013	$1,209,781

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 10.3%
Basic Materials — 10.3%
Incitec Pivot	396,432	$937,158
Nufarm	258,072	1,043,858
TOTAL AUSTRALIA		1,981,016
CANADA— 9.2%
Basic Materials — 9.2%
Agrium	12,087	1,025,471
Potash Corp of Saskatchewan	25,287	733,670
TOTAL CANADA		1,759,141
CHILE— 3.5%
Basic Materials — 3.5%
Sociedad Quimica y Minera de Chile ADR	22,922	663,821
CHINA— 8.1%
Basic Materials — 8.1%
China BlueChemical	1,760,316	812,565
Sinofert Holdings	4,738,085	739,219
TOTAL CHINA		1,551,784
GERMANY— 3.3%
Basic Materials — 3.3%
K+S	25,993	640,592
ISRAEL— 8.8%
Basic Materials — 8.8%
Israel Chemicals	100,521	803,254
The Israel Corp *	1,863	875,556
TOTAL ISRAEL		1,678,810
NORWAY— 5.8%
Basic Materials — 5.8%
Yara International	24,829	1,114,878
RUSSIA— 3.5%
Basic Materials — 3.5%
Uralkali GDR	30,638	664,845
SOUTH KOREA— 3.0%
Basic Materials — 3.0%
Namhae Chemical	84,978	577,148
SWITZERLAND— 5.6%
Basic Materials — 5.6%
Syngenta	2,701	1,071,994
TAIWAN— 5.6%
Basic Materials — 5.6%
Taiwan Fertilizer	435,482	1,064,507

Schedule of Investments (Unaudited)	July 31, 2013

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TURKEY— 7.2%
Basic Materials — 7.2%
Bagfas Bandirma Gubre Fabrik	32,929	$707,584
Gubre Fabrikalari *	84,922	668,953
TOTAL TURKEY		1,376,537
UNITED STATES— 25.5%
Basic Materials — 25.5%
CF Industries Holdings	5,791	1,135,094
Intrepid Potash *	60,356	771,350
Mosaic	18,161	746,235
Scotts Miracle-Gro, Cl A	22,682	1,139,770
Terra Nitrogen	5,061	1,102,286
TOTAL UNITED STATES		4,894,735
TOTAL COMMON STOCK
(Cost $25,766,043)		19,039,808

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $89,160)	$89,160	89,160
TOTAL INVESTMENTS — 99.9%
(Cost $25,855,203)††		$19,128,968

Percentages are based on Net Assets of $19,152,540.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $25,855,203, and the unrealized appreciation and depreciation were $797,084 and $(7,523,319), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,039,808	$—	$—	$19,039,808
Time Deposit	—	89,160	—	89,160
Total Investments in Securities	$19,039,808	$89,160	$—	$19,128,968

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 100.6%
AUSTRALIA— 18.6%
Basic Materials — 18.6%
Aquila Resources *	12,997	$24,416
Arrium	87,700	78,435
Atlas Iron	63,351	46,409
Beadell Resources *	66,677	44,950
Energy Resources of Australia *	19,001	25,021
Evolution Mining *	35,839	28,026
Independence Group	15,926	46,381
Kingsgate Consolidated	14,641	20,990
Lynas *	162,503	59,157
Medusa Mining	16,202	33,641
Mount Gibson Iron	42,369	21,327
Northern Star Resources	36,659	28,503
OceanaGold *	23,870	38,191
Paladin Energy *	57,605	51,778
PanAust	37,224	65,579
Perseus Mining *	40,092	21,081
Regis Resources *	22,000	70,003
Resolute Mining	53,795	39,408
Sandfire Resources *	7,113	34,973
Silver Lake Resources *	27,093	19,726
St. Barbara *	38,618	17,182
Sundance Resources *	265,396	19,323
Syrah Resources *	5,436	10,994
Troy Resources	7,930	10,086
Western Areas	9,850	27,446
TOTAL AUSTRALIA		883,026
BELGIUM— 1.3%
Basic Materials — 1.3%
Nyrstar	13,807	60,982
BRAZIL— 0.4%
Basic Materials — 0.4%
MMX Mineracao e Metalicos *	22,946	16,596
CANADA— 46.0%
Basic Materials — 46.0%
Alamos Gold	10,384	152,965
Argonaut Gold *	10,736	71,183
AuRico Gold	19,900	91,837
B2Gold *	49,475	144,509
Barisan Gold *	4,920	264
Capstone Mining *	27,315	51,593
Centerra Gold	12,841	56,885
Continental Gold *	8,348	33,080

Schedule of Investments (Unaudited)	July 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Denison Mines *	34,182	$43,264
Detour Gold *	9,897	98,286
Dundee Precious Metals *	7,872	39,088
Endeavour Silver *	8,540	34,075
First Majestic Silver *	8,134	106,199
Fortuna Silver Mines *	10,737	37,529
Gabriel Resources *	20,512	32,353
HudBay Minerals, Cl B	13,892	93,596
IAMGOLD	27,752	143,205
Kirkland Lake Gold *	4,388	14,867
MAG Silver *	3,887	23,009
Nevsun Resources	15,746	53,044
Novagold Resources *	19,425	56,359
Orbite Aluminae *	1,500	993
Osisko Mining *	32,114	133,821
Pan American Silver	11,140	142,146
Premier Gold Mines *	12,775	26,742
Rainy River Resources *	8,965	32,121
Rio Alto Mining *	15,008	31,854
Rubicon Minerals *	24,652	32,642
Sandstorm Gold *	7,373	41,922
Seabridge Gold *	3,355	37,475
SEMAFO	24,058	42,396
Sherritt International	23,770	90,951
Silver Standard Resources *	6,923	53,114
Silvercorp Metals	14,824	46,103
Thompson Creek Metals *	11,640	34,905
Torex Gold Resources *	51,808	66,582
TOTAL CANADA		2,190,957
CHINA— 0.9%
Basic Materials — 0.9%
Hidili Industry International Development	74,193	12,149
Zhaojin Mining Industry	46,500	31,178
TOTAL CHINA		43,327
EGYPT— 0.9%
Basic Materials — 0.9%
Centamin *	78,462	44,498
FINLAND— 0.5%
Basic Materials — 0.5%
Talvivaara Mining *	145,963	23,399

Schedule of Investments (Unaudited)	July 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 2.5%
Basic Materials — 2.5%
CST Mining Group *	1,051,116	$10,571
Shougang Fushan Resources Group	333,236	109,137
TOTAL HONG KONG		119,708
INDONESIA— 0.7%
Basic Materials — 0.7%
Aneka Tambang Persero	309,347	34,915
IRELAND— 1.4%
Basic Materials — 1.4%
Kenmare Resources *	169,819	68,201
JAPAN— 2.2%
Basic Materials — 2.2%
Pacific Metals	10,965	48,940
Sky Aluminum	6,362	16,959
Toho Zinc	12,547	36,522
TOTAL JAPAN		102,421
RUSSIA— 0.2%
Basic Materials — 0.2%
Raspadskaya *	15,705	9,423
SINGAPORE— 1.1%
Basic Materials — 1.1%
LionGold *	59,609	54,644
SOUTH AFRICA— 3.0%
Basic Materials — 3.0%
Harmony Gold Mining ADR	14,071	54,173
Northam Platinum	23,817	87,321
TOTAL SOUTH AFRICA		141,494
UNITED KINGDOM— 2.7%
Basic Materials — 2.7%
African Minerals *	22,933	75,705
Ferrexpo	11,315	29,107
Highland Gold Mining	3,381	3,279
Petropavlovsk	15,898	21,404
TOTAL UNITED KINGDOM		129,495
UNITED STATES— 18.2%
Basic Materials — 18.2%
Alacer Gold	18,364	43,447
Allied Nevada Gold *	5,987	39,933
Alpha Natural Resources *	17,615	95,826

Schedule of Investments (Unaudited)	July 31, 2013

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Arch Coal	18,235	$71,116
Century Aluminum	4,120	34,567
Cloud Peak Energy *	4,866	78,002
Coeur d'Alene Mines	7,676	102,935
Gold Resource	2,897	23,002
Hecla Mining	22,919	74,028
McEwen Mining *	15,587	30,551
Molycorp *	10,239	76,383
RTI International Metals	2,644	81,039
Stillwater Mining *	9,381	113,510
TOTAL UNITED STATES		864,339
TOTAL COMMON STOCK
(Cost $5,762,866)		4,787,425

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $15,141)	$15,141	15,141
TOTAL INVESTMENTS — 100.9%
(Cost $5,778,007)††		$4,802,566

Percentages are based on Net Assets of $4,760,110.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $5,778,007, and the unrealized appreciation and depreciation were $34,339 and $(1,009,780), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,787,425	$—	$—	$4,787,425
Time Deposit	—	15,141	—	15,141
Total Investments in Securities	$4,787,425	$15,141	$—	$4,802,566

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-0900

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 69.2%
Consumer Goods — 43.7%
Anta Sports Products (A)	2,396,396	$2,706,745
China Yurun Food Group *	4,238,188	2,967,322
Daphne International Holdings (A)	2,911,724	2,076,156
Dongfeng Motor Group, Cl H	5,658,146	7,587,384
Great Wall Motor, Cl H	2,173,529	10,145,153
Guangzhou Automobile Group, Cl H	7,074,317	6,868,535
Hengan International Group	782,706	8,598,503
Li Ning* (A)	2,262,769	1,400,445
Shenzhou International Group Holdings	1,343,162	3,801,434
Tingyi Cayman Islands Holding	2,943,818	7,280,214
Tsingtao Brewery, Cl H	1,053,764	8,050,379
Uni-President China Holdings (A)	3,401,261	3,100,587
Want Want China Holdings	5,351,097	7,244,639
		71,827,496
Consumer Services — 18.6%
Air China, Cl H	5,840,928	3,953,901
Ajisen China Holdings (A)	1,685,893	1,478,167
China Southern Airlines, Cl H *	5,685,295	2,103,873
Golden Eagle Retail Group (A)	1,835,110	2,697,438
GOME Electrical Appliances Holding * (A)	36,389,557	3,659,788
Home Inns & Hotels Management ADR *	52,781	1,467,840
Intime Retail Group	3,757,296	3,880,543
New Oriental Education & Technology Group ADR	103,765	2,302,545
Parkson Retail Group (A)	4,415,112	1,753,384
PCD Stores Group	6,129,739	948,436
Wumart Stores, Cl H	1,714,611	3,205,666
Youku.com ADR * (A)	144,202	3,198,400
		30,649,981
Health Care — 6.9%
Shandong Weigao Group Medical Polymer, Cl H	4,934,447	4,663,662
Sinopharm Group, Cl H	2,475,370	6,766,445
		11,430,107
TOTAL CHINA		113,907,584
HONG KONG— 30.4%
Consumer Goods — 20.8%
AviChina Industry & Technology, Cl H	6,310,422	3,376,689
Belle International Holdings, Cl A	4,696,296	6,782,005
Bosideng International Holdings	8,775,662	1,821,757
China Agri-Industries Holdings	6,641,856	3,083,022
China Foods	2,272,513	893,698
China Mengniu Dairy	2,660,626	10,651,972

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Consumer ETF

	Shares/Face Amount	Value
HONG KONG— continued
Consumer Goods — continued
China Resources Enterprise	2,524,413	$7,795,618
		34,404,761
Consumer Services — 9.6%
China Dongxiang Group(A)	8,137,088	1,447,880
China Travel International Investment Hong Kong	8,578,702	1,570,705
Chow Tai Fook Jewellery Group (A)	3,383,879	4,315,148
Melco Crown Entertainment ADR *	338,629	8,425,089
		15,758,822
TOTAL HONG KONG		50,163,583
TOTAL COMMON STOCK
(Cost $179,674,232)		164,071,167

REPURCHASE AGREEMENTS (B) — 8.3%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $12,926,768 (collateralized by U.S. Treasury Bills, ranging in par value $200,734-$5,321,188, 0.000%, 10/03/13-12/05/13, with a total market value of $13,185,286)	$12,926,743	12,926,743

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $680,368 collateralized by U.S. Treasury Bills, par value $719,447, 0.625%, 08/31/17, with a total market value of $705,562)	680,355	680,355

TOTAL REPURCHASE AGREEMENTS
(Cost $13,607,098)		13,607,098

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $254,530)	254,530	254,530
TOTAL INVESTMENTS — 108.1%
(Cost $193,535,860)††		$177,932,795

Percentages are based on Net Assets of $164,620,262.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $12,087,228.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $13,607,098.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $193,535,860, and the unrealized appreciation and depreciation were $16,308,982 and $(31,912,047), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Consumer ETF

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$164,071,167	$—	$—	$164,071,167
Repurchase Agreements	—	13,607,098	—	13,607,098
Time Deposit	—	254,530	—	254,530
Total Investments in Securities	$164,071,167	$13,861,628	$—	$177,932,795

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.1%
CHINA— 55.8%
Energy — 43.1%
Anton Oilfield Services Group	59,728	$37,197
China Coal Energy, Cl H	262,891	140,333
China Longyuan Power Group, Cl H	187,676	197,704
China Oilfield Services, Cl H	101,556	228,631
China Petroleum & Chemical, Cl H	529,397	393,860
China Shenhua Energy, Cl H *	65,340	188,717
JA Solar Holdings ADR *	2,376	22,144
LDK Solar ADR *	2,925	4,856
PetroChina, Cl H	359,613	420,560
Tianneng Power International	47,215	23,073
Trina Solar ADR *	1,971	14,625
Yanzhou Coal Mining, Cl H	141,275	97,273
Yingli Green Energy Holding ADR *	5,693	22,829
		1,791,802
Utilities — 12.7%
Datang International Power Generation, Cl H	187,012	84,396
ENN Energy Holdings	36,161	200,257
Huadian Power International, Cl H *	88,361	41,015
Huaneng Power International, Cl H *	196,321	205,039
		530,707
TOTAL CHINA		2,322,509
HONG KONG— 43.3%
Basic Materials — 2.2%
Shougang Fushan Resources Group	272,015	89,086
Energy — 21.5%
Beijing Enterprises Holdings	26,373	176,317
China Gas Holdings	98,237	111,086
CNOOC	254,985	460,286
Kunlun Energy	100,105	147,403
		895,092
Utilities — 19.6%
China Power International Development	136,484	57,370
China Resources Power Holdings	70,101	163,240
GCL-Poly Energy Holdings *	690,611	176,312
Hong Kong & China Gas	163,225	418,396
		815,318

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Energy ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$1,799,496
TOTAL COMMON STOCK
(Cost $4,255,652)	4,122,005
TOTAL INVESTMENTS — 99.1%
(Cost $4,255,652)††	$4,122,005

Percentages are based on Net Assets of $4,158,262.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $4,255,652, and the unrealized appreciation and depreciation were $586,340 and $(719,987), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,122,005	$—	$—	$4,122,005
Total Investments in Securities	$4,122,005	$—	$—	$4,122,005

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 83.9%
Financials — 73.3%
Agricultural Bank of China, Cl H	599,888	$242,876
Bank of China, Cl H	1,321,234	553,666
Bank of Communications, Cl H	375,271	244,355
China Citic Bank, Cl H	324,052	150,001
China Construction Bank, Cl H	745,926	556,877
China Life Insurance, Cl H	98,840	237,045
China Merchants Bank, Cl H	142,134	238,979
China Minsheng Banking, Cl H	194,013	196,124
China Pacific Insurance Group, Cl H	70,712	236,600
Chongqing Rural Commercial Bank, Cl H	106,067	43,353
CITIC Securities, Cl H	36,196	68,046
Industrial & Commercial Bank of China, Cl H	886,337	582,846
PICC Property & Casualty, Cl H	152,742	170,160
Ping An Insurance Group of China, Cl H	34,607	224,002
Sino-Ocean Land Holdings	210,017	107,505
SOHO China	59,859	49,010
		3,901,445
Real Estate — 10.6%
Agile Property Holdings	49,012	51,504
Country Garden Holdings *	182,393	103,007
Evergrande Real Estate Group *	218,961	86,956
Greentown China Holdings	16,893	33,544
Guangzhou R&F Properties	38,693	60,168
Longfor Properties	43,338	66,273
Renhe Commercial Holdings *	333,168	19,761
Shimao Property Holdings	50,904	107,248
Shui On Land	113,501	33,953
		562,414
TOTAL CHINA		4,463,859
HONG KONG— 15.8%
Financials — 14.3%
China Everbright	30,841	43,663
China Overseas Land & Investment	94,466	272,231
China Resources Land	70,808	194,467
Franshion Properties China	140,358	44,882
Hopson Development Holdings *	22,561	26,385
KWG Property Holding	52,147	29,921
New China Life Insurance, Cl H	23,711	63,744
Shenzhen Investment	88,808	32,749
Yuexiu Property	201,745	50,985
		759,027

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.5%
China Taiping Insurance Holdings *	28,430	$39,517
Poly Property Group	73,607	39,957
		79,474
TOTAL HONG KONG		838,501
TOTAL COMMON STOCK
(Cost $6,419,216)		5,302,360
TOTAL INVESTMENTS — 99.7%
(Cost $6,419,216)††		$5,302,360

Percentages are based on Net Assets of $5,317,000.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $6,419,216, and the unrealized appreciation and depreciation were $104,498 and $(1,221,354), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,302,360	$—	$—	$5,302,360
Total Investments in Securities	$5,302,360	$—	$—	$5,302,360

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 81.8%
Industrials — 81.8%
Anhui Conch Cement, Cl H	50,737	$150,139
BBMG, Cl H	127,044	79,939
Byd, Cl H *	62,144	243,188
China Communications Construction, Cl H	205,983	157,497
China COSCO Holdings, Cl H *	294,762	121,620
China Lesso Group Holdings	112,745	57,713
China National Building Material, Cl H	147,217	132,874
China National Materials	119,246	24,447
China Railway Construction, Cl H	201,511	205,003
China Railway Group, Cl H	377,168	202,794
China Rongsheng Heavy Industry Group *	345,718	36,553
China Shanshui Cement Group	246,152	98,072
China Shipping Container Lines, Cl H *	428,252	103,811
China Shipping Development, Cl H *	138,444	60,336
China South Locomotive and Rolling Stock	222,913	148,597
China Zhongwang Holdings *	159,508	45,658
Dongfang Electric, Cl H	38,643	53,712
First Tractor, Cl H	45,541	26,894
Guangshen Railway, Cl H	163,288	72,426
Haitian International Holdings	73,496	124,142
Harbin Power Equipment, Cl H	75,271	46,295
Jiangsu Expressway, Cl H	151,679	157,632
Metallurgical Corp of China, Cl H *	327,141	57,788
Sany Heavy Equipment International Holdings	90,894	26,721
Shanghai Electric Group, Cl H *	318,951	107,337
Weichai Power, Cl H	53,259	176,486
Yangzijiang Shipbuilding Holdings	214,943	158,140
Zhuzhou CSR Times Electric, Cl H	52,093	138,031
TOTAL CHINA		3,013,845
HONG KONG— 17.9%
Industrials — 17.9%
Beijing Capital International Airport, Cl H	167,371	103,803
China High Speed Transmission Equipment Group *	118,250	53,365
China Resources Cement Holdings	197,541	106,977
CITIC Resources Holdings *	247,741	33,860
Shanghai Industrial Holdings	60,799	188,929
Shenzhen International Holdings	919,025	118,498
Sunny Optical Technology Group	55,864	55,896
		661,328

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Industrials ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$661,328
TOTAL COMMON STOCK
(Cost $5,438,392)	3,675,173
TOTAL INVESTMENTS — 99.7%
(Cost $5,438,392)††	$3,675,173

Percentages are based on Net Assets of $3,687,086.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $5,438,392, and the unrealized appreciation and depreciation were $248,151 and $(2,011,370), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,675,173	$—	$—	$3,675,173
Total Investments in Securities	$3,675,173	$—	$—	$3,675,173

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 69.6%
Basic Materials — 69.6%
Aluminum Corp of China, Cl H *	280,599	$86,471
Angang Steel, Cl H *	177,084	98,182
China BlueChemical	194,429	89,749
China Hongqiao Group	190,182	100,540
China Molybdenum, Cl H	250,288	95,202
China Rare Earth Holdings	228,738	33,622
China Vanadium Titano - Magnetite Mining *	199,620	26,511
Dongyue Group	195,057	75,451
Hidili Industry International Development *	199,716	32,704
Hunan Non-Ferrous Metal, Cl H *	295,187	92,489
Jiangxi Copper, Cl H	57,741	97,381
Maanshan Iron & Steel, Cl H *	345,825	82,046
Midas Holdings	191,466	72,317
Real Gold Mining * (A) (B)	97,864	28,013
Sinofert Holdings	350,630	54,704
Sinopec Shanghai Petrochemical, Cl H *	258,140	79,550
Sinopec Yizheng Chemical Fibre, Cl H *	276,643	76,334
Yongye International *	7,240	38,734
Zhaojin Mining Industry	98,344	65,938
Zijin Mining Group, Cl H	395,649	84,684
TOTAL CHINA		1,410,622
HONG KONG— 30.2%
Basic Materials — 30.2%
China Lumena New Materials *	548,636	102,574
Citic Pacific	91,700	99,556
Fufeng Group	217,944	87,958
Kingboard Laminates Holdings	217,328	86,868
North Mining Shares, Cl C *	1,693,656	70,973
Shougang Concord International Enterprises *	1,147,524	53,266
Yingde Gases *	121,549	110,647
TOTAL HONG KONG		611,842
TOTAL COMMON STOCK
(Cost $3,231,176)		2,022,464
TOTAL INVESTMENTS — 99.8%
(Cost $3,231,176)††		$2,022,464

Percentages are based on Net Assets of $2,026,495.

Schedule of Investments (Unaudited)	July 31, 2013

Global X China Materials ETF

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $28,013 and represented 1.4% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013, was $28,013 and represents 1.4% of net assets.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $3,231,176, and the unrealized appreciation and depreciation were $7,949 and $(1,216,661), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,994,451	$—	$28,013	$2,022,464
Total Investments in Securities	$1,994,451	$—	$28,013	$2,022,464

(1) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Quantitative information about level 3 fair value measurements

Assets	Fair Value at 07/31/13	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$28,013	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 75%

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of November 1, 2012	$28,033
Change in unrealized appreciation/(depreciation)	(20)
Ending Balance as of July 31, 2013	$28,013

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of July 31, 2013 is $(20).

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
CHINA— 85.4%
Technology — 85.4%
21Vianet Group ADR *	5,963	$76,565
AsiaInfo Holdings *	8,003	93,235
AutoNavi Holdings ADR *	1,593	19,849
Baidu ADR *	2,728	360,942
BYD Electronic International *	114,104	59,880
China Communications Services, Cl H	129,621	84,235
China Wireless Technologies	250,402	80,716
FIH Mobile *	231,959	125,018
Kingdee International Software Group *	301,037	63,269
Lenovo Group	256,080	233,442
NetEase ADR *	2,091	133,218
Pactera Technology International ADR	3,322	22,257
Qihoo 360 Technology ADR *	6,017	391,466
Semiconductor Manufacturing International *	1,673,617	123,003
SINA *	4,568	315,055
Sohu.com *	2,053	128,251
Spreadtrum Communications ADR	6,627	197,750
Tencent Holdings	6,651	301,694
Travelsky Technology, Cl H	45,135	35,209
YY ADR *	1,466	64,049
ZTE, Cl H *	81,337	141,372
TOTAL CHINA		3,050,475
HONG KONG— 14.5%
Technology — 14.5%
ASM Pacific Technology	11,040	120,000
Comba Telecom Systems Holdings *	72,952	26,149
Digital China Holdings	94,224	103,511
Ju Teng International Holdings	137,444	66,811
TPV Technology	113,795	22,449
VODone	501,831	40,765
VTech Holdings	8,981	137,455
		517,140
TOTAL HONG KONG		517,140
TOTAL COMMON STOCK
(Cost $2,788,763)		3,567,615
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $5,048)	$5,048	5,048
TOTAL INVESTMENTS — 100.0%
(Cost $2,793,811)††		$3,572,663

Schedule of Investments (Unaudited)	July 31, 2013

Global X NASDAQ China Technology ETF

Percentages are based on Net Assets of $3,574,331.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $2,793,811, and the unrealized appreciation and depreciation were $963,813 and $(184,961), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,567,615	$—	$—	$3,567,615
Time Deposit	—	5,048	—	5,048
Total Investments in Securities	$3,567,615	$5,048	$—	$3,572,663

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 18.9%
Consumer Goods — 5.4%
Astra International	3,119,731	$1,973,073
Gudang Garam	88,260	363,689
Unilever Indonesia	175,096	541,771
		2,878,533
Financials — 8.4%
Bank Central Asia	1,902,756	1,925,435
Bank Mandiri	1,448,160	1,254,062
Bank Rakyat Indonesia Persero	1,668,160	1,339,073
		4,518,570
Telecommunications — 3.3%
Telekomunikasi Indonesia ADR	39,502	1,801,686
Utilities — 1.8%
Perusahaan Gas Negara	1,653,939	949,476
TOTAL INDONESIA		10,148,265
MALAYSIA— 24.3%
Basic Materials — 1.7%
Petronas Chemicals Group	446,524	911,217
Consumer Goods — 1.8%
IOI	576,793	970,804
Consumer Services — 1.9%
Genting	343,215	1,040,013
Financials — 9.0%
CIMB Group Holdings	755,812	1,833,613
Malayan Banking	674,957	2,134,729
Public Bank	162,129	862,622
		4,830,964
Industrials — 2.6%
Sime Darby	483,747	1,413,663
Oil & Gas — 1.5%
Petronas Gas	120,989	777,254
Telecommunications — 4.7%
Axiata Group	773,028	1,618,021
Maxis	407,006	892,051
		2,510,072
Utilities — 1.1%
Tenaga Nasional	216,955	594,553
TOTAL MALAYSIA		13,048,540
PHILIPPINES— 3.7%
Consumer Services — 1.9%
SM Investments	48,257	1,055,593

Schedule of Investments (Unaudited)	July 31, 2013

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.8%
Philippine Long Distance Telephone ADR	13,622	$960,078
TOTAL PHILIPPINES		2,015,671
SINGAPORE— 37.4%
Consumer Goods — 1.5%
Wilmar International	326,221	808,590
Consumer Services — 3.8%
Genting Singapore	942,845	983,019
Jardine Cycle & Carriage	15,162	481,042
Singapore Airlines	76,998	612,543
		2,076,604
Financials — 20.6%
CapitaLand	392,688	998,058
DBS Group Holdings	266,055	3,496,178
Oversea-Chinese Banking	420,108	3,490,845
United Overseas Bank	181,862	3,070,983
		11,056,064
Industrials — 1.5%
Singapore Technologies Engineering	240,545	810,113
Oil & Gas — 3.4%
Keppel	221,007	1,799,915
Telecommunications — 6.6%
Singapore Telecommunications	1,136,534	3,514,639
TOTAL SINGAPORE		20,065,925
THAILAND— 15.5%
Consumer Services — 1.4%
CP ALL	682,763	763,473
Financials — 5.1%
Bangkok Bank	72,626	475,666
Kasikornbank	180,818	1,054,290
Siam Commercial Bank	241,621	1,223,544
		2,753,500
Industrials — 1.3%
Siam Cement	45,741	669,309
Oil & Gas — 4.6%
PTT	132,314	1,399,231
PTT Exploration & Production	215,980	1,076,450
		2,475,681
Telecommunications — 3.1%
Advanced Info Service	184,721	1,681,965
TOTAL THAILAND		8,343,928
TOTAL COMMON STOCK
(Cost $54,259,598)		53,622,329

Schedule of Investments (Unaudited)	July 31, 2013

Global X Southeast Asia ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $93,898)	$93,898	$93,898
TOTAL INVESTMENTS — 100.0%
(Cost $54,353,496)††		$53,716,227

Percentages are based on Net Assets of $53,719,680.

††	At July 31, 2013, the tax basis cost of the Fund's investments was $54,353,496, and the unrealized appreciation and depreciation were $2,093,401 and $(2,730,670), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,622,329	$—	$—	$53,622,329
Time Deposit	—	93,898	—	93,898
Total Investments in Securities	$53,622,329	$93,898	$—	$53,716,227

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 96.5%
CHILE— 48.0%
Basic Materials — 6.2%
CAP	4,881	$87,380
Empresas CMPC	95,865	279,843
Sociedad Quimica y Minera de Chile ADR	5,977	173,094
		540,317
Consumer Goods — 2.3%
Cia Cervecerias Unidas ADR	4,182	113,709
Embotelladora Andina ADR, Cl B	2,549	82,562
		196,271
Consumer Services — 11.0%
Cencosud	73,187	332,571
Latam Airlines Group ADR	19,155	257,635
Ripley	60,882	46,149
SACI Falabella	31,274	319,526
		955,881
Financials — 10.3%
Banco de Chile ADR	3,816	328,214
Banco de Credito e Inversiones	2,781	151,822
Banco Santander Chile ADR	10,148	228,939
Corpbanca ADR	7,083	105,678
Inversiones La Construccion	2,292	29,551
Parque Arauco	26,500	56,620
		900,824
Oil & Gas — 3.7%
Empresas COPEC	24,625	319,644
Technology — 0.9%
Sonda	30,810	80,285
Telecommunications — 1.3%
ENTEL Chile	7,095	117,226
Utilities — 12.3%
AES Gener	159,000	103,659
Aguas Andinas, Cl A	189,771	132,952
Colbun	462,124	119,162
E.CL	34,654	53,615
Empresa Nacional de Electricidad ADR	7,375	292,935
Enersis ADR	24,722	375,774
		1,078,097
TOTAL CHILE		4,188,545
COLOMBIA— 37.5%
Consumer Goods — 5.6%
Almacenes Exito	16,929	278,226
Grupo Nutresa	15,600	209,949
		488,175

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 10.0%
BanColombia ADR	6,572	$377,561
Financiera Colombiana	7,583	148,078
Grupo de Inversiones Suramericana	17,817	351,497
		877,136
Industrials — 4.7%
Cementos Argos	31,160	142,253
Grupo Argos	24,376	268,879
		411,132
Oil & Gas — 14.6%
Ecopetrol ADR	18,981	865,344
Pacific Rubiales Energy ^	20,669	401,869
		1,267,213
Utilities — 2.6%
Empresa de Energia de Bogota	146,078	111,790
Interconexion Electrica	26,380	111,938
		223,728
TOTAL COLOMBIA		3,267,384
PERU— 11.0%
Basic Materials — 6.4%
Cia de Minas Buenaventura ADR	15,583	222,837
Southern Copper	12,919	336,799
		559,636
Financials — 4.6%
Credicorp	1,056	125,664
Credicorp Ltd.	2,280	270,841
		396,505
TOTAL PERU		956,141
TOTAL COMMON STOCK
(Cost $10,256,692)		8,412,070

PREFERRED STOCK — 3.4%
COLOMBIA— 3.4%
Financials — 2.2%
Banco Davivienda	7,545	91,906
Grupo Aval Acciones y Valores	139,271	100,700
		192,606
Industrials — 1.2%
Grupo Argos	9,410	102,108
TOTAL COLOMBIA		294,714
TOTAL PREFERRED STOCK
(Cost $274,505)		294,714
TOTAL INVESTMENTS — 99.9%
(Cost $10,531,197)††		$8,706,784

Percentages are based on Net Assets of $8,714,142.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Andean 40 ETF

^	Security traded on the Toronto Stock Exchange.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $10,531,197, and the unrealized appreciation and depreciation were $182,699 and $(2,007,112), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,412,070	$—	$—	$8,412,070
Preferred Stock	294,714	—	—	294,714
Total Investments in Securities	$8,706,784	$—	$—	$8,706,784

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — 86.0%
COLOMBIA— 86.0%
Consumer Goods — 9.3%
Almacenes Exito	419,435	$6,893,366
Fabricato *	11,372,000	72,022
Grupo Nutresa	509,875	6,862,020
		13,827,408
Financials — 22.9%
BanColombia ADR (A)	289,900	16,654,755
Bolsa de Valores de Colombia	78,512,146	1,035,917
Financiera Colombiana	351,796	6,869,746
Grupo de Inversiones Suramericana	432,239	8,527,296
Helm Bank *	2,492,030	676,028
Interbolsa * (B)(C)	1,320,603	34,152
		33,797,894
Industrials — 14.1%
Cementos Argos	1,526,943	6,970,871
Cemex Latam Holdings *	894,629	7,224,079
Grupo Argos	593,963	6,551,696
		20,746,646
Oil & Gas — 23.0%
Canacol Energy ^ *	452,664	1,657,109
Ecopetrol ADR (A)	453,002	20,652,361
Pacific Rubiales Energy ^	595,710	11,582,445
		33,891,915
Utilities — 16.7%
Celsia ESP	1,552,614	4,531,445
Empresa de Energia de Bogota	9,200,988	7,041,263
Interconexion Electrica	1,615,662	6,855,745
Isagen *	4,225,841	6,066,387
		24,494,840
TOTAL COMMON STOCK
(Cost $131,547,514)		126,758,703

PREFERRED STOCK — 13.5%
COLOMBIA— 13.5%
Consumer Services — 0.7%
Avianca Holdings	490,149	1,042,513
Financials — 11.2%
Banco Davivienda	518,484	6,315,667
Grupo Aval Acciones y Valores	9,285,965	6,714,222
Grupo de Inversiones Suramericana	171,929	3,437,219
		16,467,108

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Colombia 20 ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — 1.6%
Grupo Argos	219,037	$2,376,778
TOTAL PREFERRED STOCK
(Cost $18,134,141)		19,886,399

TOTAL INVESTMENTS — 99.5%
(Cost $149,681,655)††		$146,645,102

Percentages are based on Net Assets of $147,365,430.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $14,690,200. These securities are collateralized by cash in the amount of $344,100, $6,212,400, $8,192,250 and $250,750 held at Deutsche Bank, Goldman Sachs & Co., JPMorgan Clearing and Merrill Lynch, respectively.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $34,152 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013, was $34,152 and represents 0.0% of net assets.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $149,681,655, and the unrealized appreciation and depreciation were $12,615,714 and $(15,652,267), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$126,724,551	$—	$34,152	$126,758,703
Preferred Stock	19,886,399	—	—	19,886,399
Total Investments in Securities	$146,610,950	$—	$34,152	$146,645,102

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 86.7%
BRAZIL— 86.7%
Basic Materials — 7.7%
Cia Siderurgica Nacional ADR	120,381	$349,105
Fibria Celulose ADR *	45,408	503,121
		852,226
Consumer Goods — 11.9%
Cia Hering	12,013	161,237
Cosan, Cl A	13,903	223,560
Cosan Industria e Comercio	9,349	177,157
Hypermarcas	31,227	227,768
JBS	83,143	236,162
Natura Cosmeticos	14,678	293,579
		1,319,463
Consumer Services — 7.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	11,662	520,242
Lojas Renner	10,575	280,025
		800,267
Financials — 14.7%
BM&F Bovespa	147,971	799,089
BR Malls Participacoes	32,311	285,812
CETIP - Mercados Organizados	17,014	171,755
Cyrela Brazil Realty Empreendimentos e Participacoes	20,679	147,115
Multiplan Empreendimentos Imobiliarios	6,638	147,113
Porto Seguro	8,059	90,398
		1,641,282
Industrials — 8.7%
All America Latina Logistica	35,962	139,034
Duratex	21,133	120,424
EcoRodovias Infraestrutura e Logistica	16,519	116,578
Embraer ADR	10,391	352,982
WEG	18,081	221,123
		950,141
Oil & Gas — 0.3%
OGX Petroleo e Gas Participacoes *	108,201	31,303
Telecommunications — 6.4%
Tim Participacoes ADR	37,703	707,685
Utilities — 29.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	54,309	559,383
Cia Energetica de Minas Gerais ADR	41,824	387,290
Cia Paranaense de Energia ADR	9,141	113,897
CPFL Energia ADR	41,042	759,277
EDP - Energias do Brasil	19,050	97,782
Tractebel Energia	17,860	282,773

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Ultrapar Participacoes ADR	46,518	$1,094,103
		3,294,505
TOTAL COMMON STOCK
(Cost $10,253,457)		9,596,872
PREFERRED STOCK — 11.9%
BRAZIL— 11.9%
Basic Materials — 2.0%
Braskem	11,700	89,596
Metalurgica Gerdau	17,323	139,717
		229,313
Consumer Services — 2.0%
Lojas Americanas	31,395	219,360
Financials — 2.6%
Banco do Estado do Rio Grande do Sul	14,434	95,853
Bradespar	18,803	184,869
		280,722
Industrials — 1.7%
Klabin	39,200	190,042
Telecommunications — 1.4%
Oi	85,189	157,600
Utilities — 2.2%
AES Tiete	7,720	76,748
Centrais Eletricas Brasileiras *	15,852	58,367
Cia Energetica de Sao Paulo	12,364	109,530
		244,645
TOTAL PREFERRED STOCK
(Cost $1,996,091)		1,321,682

CORPORATE OBLIGATIONS — 1.0%
Hypermarcas
11.300%, 10/15/18 (A)(B)	$59,000	26,290
3.000%, 10/15/18 (A)(B)	59,000	26,290
Marfrig Alimentos, Convertible
1.040%, 07/15/15 (A)(B)(C)	12	53,321
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		105,901

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Mid Cap ETF

	Number of Warrants	Value
WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 *(A)(B)	59	$—
TOTAL WARRANTS (Cost $–)		—

TOTAL INVESTMENTS — 99.6%
(Cost $12,391,059)††		$11,024,455

Percentages are based on Net Assets of $11,072,781.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $105,901 and represented 1.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013, was $105,901 and represents 1.0% of net assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2013.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $12,391,059, and the unrealized appreciation and depreciation were $1,080,519 and $(2,447,123), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,596,872	$—	$—	$9,596,872
Preferred Stock	1,321,682	—	—	1,321,682
Corporate Obligations	—	—	105,901	105,901
Warrants	—	—	—	—
Total Investments in Securities	$10,918,554	$—	$105,901	$11,024,455

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 86.0%
BRAZIL— 86.0%
Consumer Goods — 53.9%
Arezzo Industria e Comercio	18,128	$285,665
BRF ADR *	42,589	912,682
Cia Hering	49,046	658,290
Cosan, Cl A	50,430	810,914
Cosan Industria e Comercio	45,031	853,306
Gafisa ADR *	110,328	265,890
Grendene	42,641	399,429
Hypermarcas *	121,907	889,181
JBS	306,670	871,073
M Dias Branco	22,438	905,349
Marfrig Alimentos *	121,107	386,995
Natura Cosmeticos	40,131	802,673
Sao Martinho	26,787	287,085
SLC Agricola	23,853	196,462
Souza Cruz	70,642	846,893
Technos	17,821	122,798
		9,494,685
Consumer Services — 32.1%
Anhanguera Educacional Participacoes	160,420	964,060
B2W Cia Digital *	33,109	155,578
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,635	831,307
Gol Linhas Aereas Inteligentes ADR *	50,795	180,322
International Meal Holdings *	26,210	201,629
Localiza Rent a Car	63,129	902,927
Lojas Renner	27,015	715,355
Marisa Lojas	26,661	249,390
Multiplus	24,835	337,360
Raia Drogasil	89,779	753,619
Restoque Comercio e Confeccoes de Roupas	56,047	149,862
Rossi Residencial *	148,400	174,332
		5,615,741
TOTAL COMMON STOCK
(Cost $15,325,368)		15,110,426

PREFERRED STOCK — 13.0%

BRAZIL— 13.0%
Consumer Goods — 7.3%
Alpargatas	61,401	372,763
Cia de Bebidas das Americas	24,115	911,065
		1,283,828

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
PREFERRED STOCK — continued

Consumer Services — 5.7%
Lojas Americanas	121,563	$849,372
Saraiva Livreiros Editores	10,693	138,271
		987,643
TOTAL PREFERRED STOCK
(Cost $2,009,223)		2,271,471

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas
11.300%, 10/15/18 (A)(B)	$84,000	37,429
3.000%, 10/15/18 (A)(B)	84,000	37,430
Marfrig Alimentos, Convertible
1.040%, 07/15/15(A)(B)(C)	6	26,644
TOTAL CORPORATE OBLIGATIONS
(Cost $136,027)		101,503

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 *(A)(B)	84	—

TOTAL WARRANTS (Cost $–)		—

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $75,471)	75,471	75,471
TOTAL INVESTMENTS — 100.0%
(Cost $17,546,089)††		$17,558,871

Percentages are based on Net Assets of $17,565,266.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $101,503 and represented 0.6% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013, was $101,503 and represents 0.6% of net assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2013.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $17,546,089, and the unrealized appreciation and depreciation were $2,522,350 and $(2,509,568), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,110,426	$—	$—	$15,110,426
Preferred Stock	2,271,471	—	—	2,271,471
Corporate Obligations	—	—	101,503	101,503
Warrants	—	—	—	—
Time Deposit	—	75,471	—	75,471
Total Investments in Securities	$17,381,897	$75,471	$101,503	$17,558,871

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — 94.3%
BRAZIL— 94.3%
Financials — 94.3%
Banco Bradesco ADR	15,904	$194,347
Banco do Brasil	10,053	101,087
Banco Santander Brasil ADR	37,408	225,196
BM&F Bovespa	18,966	102,423
BR Malls Participacoes	10,774	95,303
BR Properties	11,574	96,038
Brasil Brokers Participacoes	6,834	17,344
Brookfield Incorporacoes *	14,083	10,371
CETIP - Mercados Organizados	9,954	100,485
Cielo	4,888	120,499
Cyrela Brazil Realty Empreendimentos e Participacoes	14,285	101,626
Even Construtora e Incorporadora	14,529	54,069
Ez Tec Empreendimentos e Participacoes	2,885	34,587
Grupo BTG Pactual	7,837	93,782
Iguatemi Empresa de Shopping Centers	2,744	27,424
Itau Unibanco Holding ADR	15,582	198,671
MRV Engenharia e Participacoes	19,969	57,508
Multiplan Empreendimentos Imobiliarios	4,388	97,248
PDG Realty Empreendimentos e Participacoes *	84,022	68,872
Porto Seguro	5,511	61,817
Rossi Residencial *	17,074	20,058
Sul America	18,310	110,758
		1,989,513
TOTAL COMMON STOCK
(Cost $2,693,449)		1,989,513

PREFERRED STOCK — 5.4%
BRAZIL— 5.4%
Financials — 5.4%
Banco ABC Brasil	2,699	14,161
Banco do Estado do Rio Grande do Sul	11,158	74,098
Banco Panamericano*	9,871	26,351
TOTAL PREFERRED STOCK
(Cost $138,939)		114,610

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $1,068)	$1,068	1,068
TOTAL INVESTMENTS — 99.8%
(Cost $2,833,456)††		$2,105,191

Percentages are based on Net Assets of $2,110,101.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Brazil Financials ETF

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $2,833,456, and the unrealized appreciation and depreciation were $99,761 and $(828,026), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,989,513	$—	$—	$1,989,513
Preferred Stock	114,610	—	—	114,610
Time Deposit	—	1,068	—	1,068
Total Investments in Securities	$2,104,123	$1,068	$—	$2,105,191

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK — 100.1%
ARGENTINA— 78.8%
Basic Materials — 21.1%
Tenaris ADR	18,717	$831,971
Consumer Goods — 2.4%
Cresud SACIF y A ADR	12,654	94,146
Consumer Services — 27.4%
Arcos Dorados Holdings, Cl A	23,746	286,377
MercadoLibre	6,794	797,819
		1,084,196
Financials — 12.3%
Banco Macro ADR *	11,717	176,341
BBVA Banco Frances ADR *	15,729	63,703
Grupo Financiero Galicia ADR	30,280	164,420
IRSA Inversiones y Representaciones ADR	10,463	81,402
		485,866
Oil & Gas — 8.7%
Petrobras Argentina ADR	28,018	116,555
Transportadora de Gas del Sur ADR	14,732	28,285
YPF ADR	12,187	200,232
		345,072
Telecommunications — 5.0%
Telecom Argentina ADR *	12,203	197,688
Utilities — 1.9%
Pampa Energia ADR *	22,105	73,831
TOTAL ARGENTINA		3,112,770
CANADA— 14.5%
Basic Materials — 14.5%
Goldcorp	5,469	154,390
Pan American Silver	12,508	159,602
Silver Standard Resources *	15,400	118,118
Yamana Gold	13,528	142,044
TOTAL CANADA		574,154
CHILE— 3.7%
Consumer Services — 3.7%
Cencosud	31,949	145,180
UNITED STATES— 3.1%
Basic Materials — 1.4%
McEwen Mining *	27,198	53,308
Oil & Gas — 1.7%
Apco Oil and Gas International *	3,961	67,575

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Argentina 20 ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$120,883
TOTAL COMMON STOCK
(Cost $4,575,872)		3,952,987

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $429)	$429	429
TOTAL INVESTMENTS — 100.1%
(Cost $4,576,301)††		$3,953,416

Percentages are based on Net Assets of $3,950,951.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $4,576,301, and the unrealized appreciation and depreciation were $419,596 and $(1,042,481), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,952,987	$—	$—	$3,952,987
Time Deposit	—	429	—	429
Total Investments in Securities	$3,952,987	$429	$—	$3,953,416

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 99.8%
CYPRUS— 0.2%
Financials — 0.2%
Bank of Cyprus * (A)(B)	3,387,287	$93,280
GREECE— 99.6%
Basic Materials — 3.3%
Mytilineos Holdings *	292,025	1,689,959
Consumer Goods — 23.5%
Coca-Cola HBC	163,207	4,250,557
Coca-Cola HBC ADR	213,250	5,546,633
JUMBO	207,121	2,204,353
		12,001,543
Consumer Services — 12.8%
Folli Follie *	102,308	2,399,545
OPAP	460,825	4,138,155
		6,537,700
Financials — 21.4%
Alpha Bank AE *	4,918,144	2,944,291
Marfin Investment Group Holdings *	1,738,990	668,593
National Bank of Greece ADR *	838,797	2,977,730
Piraeus Bank *	3,370,200	4,326,632
		10,917,246
Industrials — 13.5%
Ellaktor *	365,247	1,068,997
Metka	82,411	1,216,957
Piraeus Port Authority	22,806	485,441
Titan Cement *	123,126	2,244,075
Viohalco Hellenic Copper and Aluminum Industry *	311,211	1,821,691
		6,837,161
Oil & Gas — 8.3%
Hellenic Petroleum	227,019	2,234,914
Motor Oil Hellas Corinth Refineries	195,224	1,981,640
		4,216,554
Telecommunications — 9.4%
Hellenic Telecommunications Organization *	532,188	4,814,387
Utilities — 7.4%
Athens Water Supply & Sewage	109,291	865,104
Public Power	233,870	2,423,701
Terna Energy	108,850	456,148
		3,744,953
TOTAL GREECE		50,759,503
TOTAL COMMON STOCK
(Cost $48,817,826)		50,852,783

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Greece 20 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 17.6%
United States Treasury Bills
0.010%, 08/22/13(C)
(Cost $8,999,948)	$9,000,000	$8,999,946
TOTAL INVESTMENTS — 117.4%
(Cost $57,817,774)††		$59,852,729

Percentages are based on Net Assets of $50,961,092.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $93,280 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2013, was $93,280 and represents 0.2% of net assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $57,817,774, and the unrealized appreciation and depreciation were $5,662,599 and $(3,627,644), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$50,759,503	$—	$93,280	$50,852,783
U.S. Treasury Obligation	—	8,999,946	—	8,999,946
Total Investments in Securities	$50,759,503	$8,999,946	$93,280	$59,852,729

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK — 99.8%
NORWAY— 99.8%
Basic Materials — 7.8%
Norsk Hydro (A)	472,345	$2,007,915
Yara International	61,433	2,758,480
		4,766,395
Consumer Goods — 8.7%
Aker, Cl A	14,220	453,665
Cermaq	31,537	580,669
Marine Harvest	1,484,340	1,496,229
Orkla	361,031	2,795,589
		5,326,152
Consumer Services — 4.6%
Norwegian Air Shuttle *	6,201	276,755
Schibsted	48,342	2,461,071
		2,737,826
Financials — 18.1%
DnB	471,865	7,859,345
Gjensidige Forsikring	100,934	1,562,963
Norwegian Property	311,335	435,873
Storebrand *	194,270	1,117,923
		10,976,104
Health Care — 1.7%
Algeta *	25,178	1,032,278
Industrials — 1.8%
Tomra Systems	88,004	806,444
Wilh Wilhelmsen, Cl B	38,733	312,215
		1,118,659
Oil & Gas — 45.5%
Aker Solutions (A)	96,303	1,451,213
BW Offshore	223,564	295,162
Det Norske Oljeselskap *	46,201	678,181
DNO International *	607,211	1,313,796
Fred Olsen Energy	13,940	673,249
Kvaerner	97,985	167,942
Petroleum Geo-Services	129,937	1,749,678
ProSafe	112,970	1,135,873
Seadrill	155,137	6,657,980
Statoil (A)	421,780	9,147,347
Subsea 7	120,491	2,285,992
TGS Nopec Geophysical	62,323	2,002,061
		27,558,474
Technology — 1.6%
Atea	53,992	568,067

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Opera Software	49,640	$404,344
		972,411
Telecommunications — 10.0%
Telenor	273,762	6,062,643
TOTAL COMMON STOCK
(Cost $58,753,596)		60,550,942

REPURCHASE AGREEMENTS (B) — 3.6%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $2,046,255 (collateralized by U.S. Treasury Bills, ranging in par value $324,359-$933,801, 0.000%, 10/03/13-12/05/13, with a total market value of $2,087,177)	$2,046,251	2,046,251

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $107,697 collateralized by U.S. Treasury Bills, par value $113,885, 0.625%, 08/31/17, with a total market value of $111,687)	107,697	107,697

TOTAL REPURCHASE AGREEMENTS
(Cost $2,153,948)		2,153,948

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $128,822)	128,822	128,822
TOTAL INVESTMENTS — 103.6%
(Cost $61,036,366)††		$62,833,712

Percentages are based on Net Assets of $60,653,673.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $2,047,115.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $2,153,948.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $61,036,366, and the unrealized appreciation and depreciation were $5,832,397 and $(4,035,051), respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Norway 30 ETF

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,550,942	$—	$—	$60,550,942
Repurchase Agreements	—	2,153,948	—	2,153,948
Time Deposit	—	128,822	—	128,822
Total Investments in Securities	$60,550,942	$2,282,770	$—	$62,833,712

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 18.5%
Consumer Goods — 2.0%
Carlsberg, Cl B	9,899	$981,201
Financials — 2.6%
Danske Bank *	67,003	1,235,029
Health Care — 11.8%
Novo Nordisk ADR	33,848	5,717,604
Industrials — 2.1%
A P Moller - Maersk, Cl B	126	988,350
TOTAL DENMARK		8,922,184
FINLAND— 11.1%
Financials — 3.9%
Sampo, Cl A	43,631	1,913,152
Industrials — 2.7%
Kone, Cl B	17,496	1,301,121
Technology — 2.8%
Nokia ADR * (A)	342,965	1,351,282
Utilities — 1.7%
Fortum	41,669	823,202
TOTAL FINLAND		5,388,757
NORWAY— 15.8%
Basic Materials — 2.0%
Norsk Hydro	72,113	306,549
Yara International	14,974	672,366
		978,915
Consumer Goods — 1.2%
Orkla	72,068	558,048
Financials — 3.4%
DnB	99,231	1,652,784
Oil & Gas — 6.5%
Seadrill	32,897	1,411,833
Statoil ADR	81,404	1,757,512
		3,169,345
Telecommunications — 2.7%
Telenor	58,051	1,285,578
TOTAL NORWAY		7,644,670
SWEDEN— 54.5%
Consumer Goods — 2.9%
Svenska Cellulosa, Cl B	53,130	1,406,062
Consumer Services — 6.2%
Hennes & Mauritz, Cl B	80,290	2,990,789

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 20.7%
Investor, Cl B	41,961	$1,263,050
Nordea Bank	244,931	3,101,962
Skandinaviska Enskilda Banken, Cl A	134,775	1,487,701
Svenska Handelsbanken, Cl A	40,997	1,861,742
Swedbank, Cl A	95,850	2,311,641
		10,026,096
Industrials — 15.6%
Assa Abloy, Cl B	29,269	1,295,925
Atlas Copco, Cl A	57,443	1,499,053
Sandvik	92,006	1,163,811
Scania, Cl B	28,464	593,023
SKF, Cl B	38,340	1,063,472
Volvo, Cl B	128,098	1,888,606
		7,503,890
Technology — 6.1%
Ericsson ADR	252,657	2,963,667
Telecommunications — 3.0%
TeliaSonera	200,831	1,454,281
TOTAL SWEDEN		26,344,785
TOTAL COMMON STOCK
(Cost $44,860,291)		48,300,396

REPURCHASE AGREEMENTS (B) — 1.8%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $807,502 (collateralized by U.S. Treasury Bills, ranging in par value $128,000-$368,500, 0.000%, 10/03/13-12/05/13, with a total market value of $823,651)	$807,500	807,500

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $42,500 (collateralized by U.S. Treasury Bills, par value $44,942, 0.625%, 08/31/17, with a total market value of $44,075)	42,500	42,500

TOTAL REPURCHASE AGREEMENTS
(Cost $850,000)		850,000
TOTAL INVESTMENTS — 101.7%
(Cost $45,710,291)††		$49,150,396

Percentages are based on Net Assets of $48,327,283.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Nordic Region ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $796,000.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $850,000.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $45,710,291, and the unrealized appreciation and depreciation were $5,521,795 and $(2,081,690), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,300,396	$—	$—	$48,300,396
Repurchase Agreements	—	850,000	—	850,000
Total Investments in Securities	$48,300,396	$850,000	$—	$49,150,396

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 18.6%
Basic Materials — 18.6%
Centerra Gold	30,314	$134,290
Dundee Precious Metals *	13,074	64,918
SouthGobi Resources *	6,300	6,685
Turquoise Hill Resources *	10,377	41,524
TOTAL CANADA		247,417
CHINA— 4.7%
Oil & Gas — 4.7%
SPT Energy Group	103,700	61,640
HONG KONG— 0.9%
Basic Materials — 0.9%
Mongolia Energy *	398,600	12,078
KAZAKHSTAN— 25.8%
Financials — 5.5%
Halyk Savings Bank of Kazakhstan JSC GDR	8,874	72,767
Oil & Gas — 14.4%
KazMunaiGas Exploration Production JSC GDR	8,533	125,179
Zhaikmunai GDR	5,773	65,985
		191,164
Telecommunications — 5.9%
KCell JSC GDR	4,845	78,731
TOTAL KAZAKHSTAN		342,662
MONGOLIA— 3.0%
Basic Materials — 3.0%
Mongolian Mining *	189,900	39,422
RUSSIA— 5.2%
Basic Materials — 5.2%
Polymetal International	7,020	69,041
SWEDEN— 4.8%
Telecommunications — 4.8%
TeliaSonera	8,826	63,912
UNITED ARAB EMIRATES— 5.2%
Oil & Gas — 5.2%
Dragon Oil	7,338	69,211

Schedule of Investments (Unaudited)	July 31, 2013

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 31.4%
Basic Materials — 19.3%
Central Asia Metals	7,400	$12,721
Eurasian Natural Resources	35,600	117,900
Kazakhmys	28,584	113,188
Kryso Resources *	31,600	12,258
		256,067
Financials — 9.6%
Bank of Georgia Holdings	4,684	126,835
Oil & Gas — 2.5%
Max Petroleum *	159,500	9,220
Tethys Petroleum *	37,200	24,193
		33,413
TOTAL UNITED KINGDOM		416,315
TOTAL COMMON STOCK
(Cost $1,497,704)		1,321,698

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $4,192)	$4,192	4,192
TOTAL INVESTMENTS — 99.9%
(Cost $1,501,896)††		$1,325,890

Percentages are based on Net Assets of $1,327,225.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $1,501,896, and the unrealized appreciation and depreciation were $43,455 and $(219,461), respectively.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,321,698	$—	$—	$1,321,698
Time Deposit	—	4,192	—	4,192
Total Investments in Securities	$1,321,698	$4,192	$—	$1,325,890

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Nigeria Index ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 2.1%
Oil & Gas — 2.1%
Mart Resources	64,746	$94,556
INDIA— 0.8%
Oil & Gas — 0.8%
Essar Energy *	18,000	36,583
ITALY— 3.2%
Oil & Gas — 3.2%
Saipem	6,630	141,565
NIGERIA— 79.7%
Consumer Goods — 23.9%
Dangote Sugar Refinery	570,300	40,305
Flour Mills of Nigeria	182,700	98,176
Guinness Nigeria	108,300	165,221
Nestle Nigeria	34,500	212,718
Nigerian Breweries *	327,300	351,124
PZ Cussons Nigeria	225,900	64,676
Unilever Nigeria	314,100	122,354
		1,054,574
Financials — 46.7%
Access Bank	3,321,600	228,748
Diamond Bank *	1,841,100	77,267
FBN Holdings	3,519,300	370,776
Fidelity Bank	5,293,100	100,193
First City Monument Bank *	3,052,920	89,345
Guaranty Trust Bank	2,879,300	453,588
Skye Bank	2,410,700	68,598
UAC of Nigeria	296,280	112,904
United Bank for Africa	4,184,500	203,753
Zenith Bank	2,895,200	356,041
		2,061,213
Industrials — 7.1%
Dangote Cement	146,100	177,139
Lafarge Cement WAPCO Nigeria	211,200	138,082
		315,221
Oil & Gas — 2.0%
Oando	1,124,700	87,539
TOTAL NIGERIA		3,518,547
NORWAY— 3.9%
Oil & Gas — 3.9%
TGS Nopec Geophysical	5,370	172,506

Schedule of Investments (Unaudited)	July 31, 2013

Global X FTSE Nigeria Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
THAILAND— 2.5%
Basic Materials — 2.5%
Indorama Ventures	189,900	$107,994
UNITED KINGDOM— 6.0%
Oil & Gas — 6.0%
Afren *	47,700	98,687
Subsea 7	8,640	163,921
TOTAL UNITED KINGDOM		262,608
UNITED STATES— 1.4%
Oil & Gas — 1.4%
SEACOR Holdings	723	63,306
TOTAL COMMON STOCK
(Cost $4,727,460)		4,397,665

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $17,201)	$17,201	17,201
TOTAL INVESTMENTS — 100.0%
(Cost $4,744,661)††		$4,414,866

Percentages are based on Net Assets of $4,416,986.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $4,744,661, and the unrealized appreciation and depreciation were $61,331 and $(391,126), respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,397,665	$—	$—	$4,397,665
Time Deposit	—	17,201	—	17,201
Total Investments in Securities	$4,397,665	$17,201	$—	$4,414,866

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-0400

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — 97.7%
AUSTRALIA— 18.2%
Banks — 4.7%
Bank of Queensland	732,423	$6,267,397
Bendigo and Adelaide Bank	669,839	6,430,281
Commonwealth Bank of Australia	102,347	6,826,936
National Australia Bank	224,859	6,312,051
Westpac Banking	224,904	6,244,582
		32,081,247
Consumer Goods — 1.2%
Fleetwood (A)	711,602	2,545,708
GUD Holdings (A)	919,693	5,298,942
		7,844,650
Consumer Services — 4.4%
David Jones (A)	2,494,638	6,054,239
Metcash	1,643,894	5,097,781
Myer Holdings (A)	2,483,112	5,981,628
Navitas (A)	1,326,749	7,155,307
Southern Cross Media Group	4,752,509	6,300,909
		30,589,864
Financials — 2.5%
Abacus Property Group	2,618,465	5,201,485
ASX	186,672	5,822,331
IOOF Holdings	819,066	6,081,171
		17,104,987
Industrials — 1.7%
Cabcharge Australia (A)	1,409,235	5,484,785
GWA Group	2,719,558	6,013,422
		11,498,207
Oil & Gas — 0.9%
APA Group	1,093,591	5,897,860
Telecommunications — 1.0%
Telstra	1,464,152	6,567,120
Utilities — 1.8%
DUET Group	3,051,038	5,923,653
Spark Infrastructure Group	3,946,585	6,332,103
		12,255,756
TOTAL AUSTRALIA		123,839,691
BELGIUM— 0.9%
Telecommunications — 0.9%
Belgacom	253,602	6,216,231

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	416,052	$6,694,277
CANADA— 8.2%
Consumer Services — 0.9%
Parkland Fuel (A)	359,400	6,004,580
Financials — 0.9%
Extendicare (A)	883,718	5,902,352
Health Care — 1.5%
CML HealthCare (A)	972,184	10,071,110
Oil & Gas — 4.9%
Crescent Point Energy (A)	157,598	5,976,480
Freehold Royalties	298,694	6,866,094
Lightstream Resources (A)	901,228	7,353,024
Penn West Petroleum (A)	706,446	8,356,848
Veresen (A)	439,503	5,156,276
		33,708,722
TOTAL CANADA		55,686,764
CZECH REPUBLIC— 0.9%
Telecommunications — 0.9%
Telefonica Czech Republic	423,549	6,338,691
FINLAND— 1.9%
Health Care — 0.8%
Orion, Cl B	225,818	5,524,682
Telecommunications — 1.1%
Elisa	331,409	7,120,391
TOTAL FINLAND		12,645,073
FRANCE— 6.1%
Financials — 1.3%
Euler Hermes	79,122	8,856,595
Industrials — 2.0%
Bouygues	266,479	7,788,612
Veolia Environnement	466,794	6,262,794
		14,051,406
Utilities — 2.8%
Electricite de France	361,907	10,618,693
GDF Suez	366,003	7,678,623
		18,297,316

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FRANCE		$41,205,317
GERMANY— 1.9%
Telecommunications — 1.2%
Freenet	325,119	7,783,254
Utilities — 0.7%
RWE	165,048	4,965,624
TOTAL GERMANY		12,748,878
HONG KONG— 2.3%
Technology — 1.3%
VTech Holdings	592,099	9,062,117
Telecommunications — 1.0%
SmarTone Telecommunications Holdings	3,989,315	6,357,720
TOTAL HONG KONG		15,419,837
HUNGARY— 0.8%
Telecommunications — 0.8%
Magyar Telekom Telecommunications	4,005,965	5,501,410
ITALY— 2.1%
Utilities — 2.1%
Enel	1,841,324	6,133,828
Hera	4,047,023	8,183,635
TOTAL ITALY		14,317,463
NETHERLANDS— 0.8%
Financials — 0.8%
Corio	126,407	5,530,138
NEW ZEALAND— 2.3%
Health Care — 1.3%
Fisher & Paykel Healthcare	3,215,451	8,937,302
Telecommunications — 1.0%
Telecom Corp of New Zealand	3,736,091	6,714,060
TOTAL NEW ZEALAND		15,651,362
NORWAY— 1.2%
Oil & Gas — 1.2%
Seadrill	186,724	8,013,593
POLAND— 0.6%
Basic Materials — 0.6%
KGHM Polska Miedz	120,575	4,187,418

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 1.2%
Utilities — 1.2%
EDP - Energias de Portugal	2,315,951	$8,226,358
SINGAPORE— 4.5%
Industrials — 0.9%
Venture	997,461	5,745,300
Real Estate Investment Trusts — 2.6%
Ascendas	3,186,049	5,766,151
Mapletree Logistics Trust	7,077,863	5,931,403
Suntec Real Estate Investment Trust	4,740,485	5,930,968
		17,628,522
Telecommunications — 1.0%
StarHub	2,007,006	6,948,756
TOTAL SINGAPORE		30,322,578
TAIWAN— 1.1%
Industrials — 1.1%
Coretronic	8,579,031	7,424,203
TURKEY— 1.3%
Consumer Goods — 1.3%
Ford Otomotiv Sanayi	625,984	8,956,717
UNITED KINGDOM— 10.8%
Consumer Services — 1.1%
Halfords Group	1,388,851	7,789,904
Financials — 7.5%
Admiral Group	295,589	6,308,836
Amlin	1,082,378	6,620,890
Intermediate Capital Group	1,194,026	8,833,268
Man Group	4,291,989	5,242,971
Provident Financial	299,202	7,683,167
Resolution	1,703,349	8,390,422
Standard Life	1,314,623	7,585,556
		50,665,110
Industrials — 1.1%
Interserve	954,388	7,397,288
Utilities — 1.1%
SSE	312,413	7,485,365
TOTAL UNITED KINGDOM		73,337,667

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 29.6%
Consumer Goods — 1.0%
Vector Group	423,731	$7,055,121
Financials — 4.4%
BGC Partners, Cl A	1,598,720	10,039,962
Franklin Street Properties	503,565	6,702,450
New York Community Bancorp (A)	506,997	7,691,144
OneBeacon Insurance Group, Cl A	391,539	5,677,315
		30,110,871
Health Care — 2.3%
AstraZeneca	152,291	7,726,333
PDL BioPharma (A)	991,636	8,052,084
		15,778,417
Industrials — 3.2%
Costamare	459,799	8,092,462
RR Donnelley & Sons (A)	704,972	13,387,418
		21,479,880
Real Estate Investment Trusts — 13.8%
American Capital Agency	215,831	4,862,672
American Capital Mortgage Investment	270,874	5,303,713
Annaly Capital Management	456,941	5,446,737
ARMOUR Residential	1,046,758	4,668,541
Capstead Mortgage	561,944	6,642,178
Chimera Investment	2,340,558	6,974,863
CYS Investments	565,133	4,690,604
Hospitality Properties Trust	255,343	7,274,722
Invesco Mortgage Capital	337,101	5,538,569
Investors Real Estate Trust	723,182	6,248,293
Medical Properties Trust	477,690	6,974,274
NorthStar Realty Finance	816,554	8,002,229
Omega Healthcare Investors (A)	246,807	7,855,867
Sabra Health Care	257,145	6,747,485
Starwood Property Trust	262,590	6,669,786
		93,900,533
Technology — 1.3%
Pitney Bowes (A)	525,635	8,678,234
Telecommunications — 3.2%
Consolidated Communications Holdings	407,292	7,123,537
Frontier Communications (A)	1,718,358	7,492,041

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
Windstream (A)	816,182	$6,815,120
		21,430,698
Utilities — 0.4%
Atlantic Power (A)	656,416	2,805,634
TOTAL UNITED STATES		201,239,388
TOTAL COMMON STOCK
(Cost $660,812,431)		663,503,054

PREFERRED STOCK — 1.7%
BRAZIL— 1.7%
Utilities — 1.7%
AES Tiete	647,356	6,435,678
Centrais Eletricas Brasileiras	1,318,775	4,855,770
TOTAL PREFERRED STOCK
(Cost $14,446,285)		11,291,448

REPURCHASE AGREEMENTS (B) — 12.1%
Barclays
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $77,773,803 (collateralized by U.S. Treasury Bills, ranging in par value $20,485,200-$58,975,000, 0.000%, 10/03/13-12/05/13, with a total marketvalue of $79,329,179)	$77,773,654	77,773,654

Deutsche Bank
0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $4,088,318 (collateralized by U.S. Treasury Bills, par value $4,323,220, 0.625%, 08/31/17, with a total market value of $4,239,782)	4,088,310	4,088,310

TOTAL REPURCHASE AGREEMENTS
(Cost $81,861,964)		81,861,964

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $822,648)	822,648	822,648
TOTAL INVESTMENTS — 111.6%
(Cost $757,943,328)††		$757,479,114

Percentages are based on Net Assets of $678,937,773.

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend ETF

(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $78,373,963.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $81,861,964.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $757,943,328, and the unrealized appreciation and depreciation were $46,446,410 and $(46,910,624), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$663,503,054	$—	$—	$663,503,054
Repurchase Agreements	81,861,964	—	—	81,861,964
Preferred Stock	11,291,448	—	—	11,291,448
Time Deposit	—	822,648	—	822,648
Total Investments in Securities	$756,656,466	$822,648	$—	$757,479,114

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend U.S. ETF

	Shares	Value
COMMON STOCK — 99.6%
UNITED STATES— 99.6%
Basic Materials — 1.9%
Natural Resource Partners	40,719	$879,123
Consumer Goods — 8.4%
Altria Group	26,660	934,699
Lorillard	23,028	979,381
Reynolds American	20,574	1,016,973
Vector Group	56,289	937,212
		3,868,265
Consumer Services — 4.8%
Regal Entertainment Group, Cl A	57,188	1,077,994
World Wrestling Entertainment, Cl A	107,467	1,143,449
		2,221,443
Financials — 6.3%
American Capital Mortgage Investment	36,602	716,667
Apollo Residential Mortgage	40,371	647,147
Invesco Mortgage Capital	41,489	681,665
Resource Capital	126,297	838,612
		2,884,091
Health Care — 6.7%
Bristol-Myers Squibb	24,008	1,038,106
Merck	20,877	1,005,645
PDL BioPharma	126,583	1,027,854
		3,071,605
Industrials — 4.5%
Air Castle Ltd.	49,767	874,904
Lockheed Martin	10,055	1,207,806
		2,082,710
Oil & Gas — 16.0%
Enbridge Energy Partners	32,011	1,012,188
Energy Transfer Partners	18,513	963,787
Enterprise Products Partners	15,647	970,583
Linn Energy	23,425	633,646
Niska Gas Storage Partners	75,119	1,059,178
ONEOK Partners	16,232	826,209
QR Energy	51,075	899,941
TC Pipelines	19,335	994,206
		7,359,738
Real Estate Investment Trusts — 13.9%
Annaly Capital Management	58,850	701,492
Anworth Mortgage Asset	146,980	714,323

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend U.S. ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Capstead Mortgage	71,905	$849,917
Dynex Capital	83,437	801,830
Hatteras Financial	33,820	679,444
MFA Financial	106,478	849,694
PennyMac Mortgage Investment Trust	34,939	771,453
WP Carey	14,997	1,059,088
		6,427,241
Technology — 2.6%
United Online	150,256	1,220,079
Telecommunications — 10.0%
AT&T	24,771	873,673
Consolidated Communications Holdings	53,251	931,360
Frontier Communications	219,215	955,777
Verizon Communications	19,103	945,217
Windstream	105,460	880,591
		4,586,618
Utilities — 24.5%
Ameren	26,455	947,354
Avista	33,878	975,009
Consolidated Edison	15,007	898,919
Entergy	14,226	960,255
Ferrellgas Partners	44,194	976,245
FirstEnergy	22,430	853,910
Great Plains Energy	40,526	980,324
Hawaiian Electric Industries	32,784	874,021
Integrys Energy Group	15,689	985,269
Pepco Holdings	44,162	907,529
Pinnacle West Capital	15,882	935,450
Vectren	26,894	995,616
		11,289,901
TOTAL COMMON STOCK
(Cost $45,659,077)		45,890,814

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $151,665)	$151,665	151,665
TOTAL INVESTMENTS — 99.9%
(Cost $45,810,742)††		$46,042,479

Percentages are based on Net Assets of $46,090,033.

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperDividend U.S. ETF

††	At July 31, 2013, the tax basis cost of the Fund's investments was $45,810,742, and the unrealized appreciation and depreciation were $1,844,304 and $(1,612,567), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,890,814	$—	$—	$45,890,814
Time Deposit	—	151,665	—	151,665
Total Investments in Securities	$45,890,814	$151,665	$—	$46,042,479

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
CANADA— 99.5%
Financials — 64.3%
Bank of Montreal, Ser 13, 4.500%	7,535	$184,432
Bank of Montreal, Ser 23, 5.400%(A)	8,608	217,903
Bank of Montreal, Ser 25, 3.900%(A)	6,245	150,486
Bank of Nova Scotia, Ser 16, 5.250%	9,607	238,795
Bank of Nova Scotia, Ser 20, 5.000%(A)	9,746	237,696
Bank of Nova Scotia, Ser 32, 3.700%(A)	11,101	258,746
Brookfield Asset Management, Ser 22, 7.000%(A)	7,568	192,239
Brookfield Asset Management, Ser 24, 5.400%(A)	6,938	175,493
Brookfield Asset Management, Ser 32, 4.500%(A)	7,568	187,082
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	7,163	174,699
Canadian Imperial Bank of Commerce, Ser 33, 5.350%(A)	7,160	179,714
Canadian Imperial Bank of Commerce, Ser 35, 6.500%(A)	7,750	194,146
Fairfax Financial Holdings, Ser C, 5.750%(A)	6,961	171,467
Fairfax Financial Holdings, Ser G, 5.000%(A)	6,961	152,083
Fairfax Financial Holdings, Ser I, 5.000%(A)	8,354	191,139
Great-West Lifeco, Ser G, 5.200%	7,986	189,950
Great-West Lifeco, Ser I, 4.500%	7,986	171,834
Great-West Lifeco, Ser P, 5.400%	6,716	164,124
HSBC Bank Canada, Ser E, 6.600%(A)	6,961	175,330
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	6,961	173,568
Intact Financial, Ser 1, 4.200%(A)	6,961	169,772
Intact Financial, Ser 3, 4.200%(A)	6,961	172,687
Manulife Financial, Ser 1, 5.600%(A)	9,746	243,294
Manulife Financial, Ser 2, 4.650%	9,746	209,704
Manulife Financial, Ser 4, 6.600%(A)	12,530	315,354
Power Financial, Ser P, 4.400%(A)	7,797	183,633
Power Financial, Ser S, 4.800%	8,354	192,359
Royal Bank of Canada, Ser AJ, 5.000%(A)	11,138	273,272
Royal Bank of Canada, Ser AR, 6.250%(A)	9,746	241,112
Royal Bank of Canada, Ser AV, 6.250%(A)	11,138	281,622
Sun Life Financial, Ser 1, 4.750%	9,141	201,314
Sun Life Financial, Ser 2, 4.800%	7,429	164,116
Sun Life Financial, Ser 4, 4.450%	6,859	143,978
Toronto-Dominion Bank, Ser AG, 6.250%(A)	10,442	260,770
Toronto-Dominion Bank, Ser AK, 6.250%(A)	9,746	245,761
Toronto-Dominion Bank, Ser O, 4.850%	11,834	288,735
		7,368,409
Oil & Gas — 17.3%
Enbridge, Ser B, 4.000%(A)	13,923	341,060
Enbridge, Ser F, 4.000%(A)	13,923	337,807

Schedule of Investments (Unaudited)	July 31, 2013

Global X Canada Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Oil & Gas — continued
Enbridge, Ser N, 4.000%(A)	12,530	$305,229
Husky Energy, Ser 1, 4.450%(A)	8,354	191,871
TransCanada, Ser 1, 4.600%(A)	15,315	364,274
TransCanada, Ser 3, 4.000%(A)	9,746	216,915
TransCanada, Ser 5, 4.400%(A)	9,746	221,090
		1,978,246
Telecommunications — 10.3%
BCE, Ser AF, 0.000%(A)	10,148	232,680
BCE, Ser AG, 0.000%(A)	7,547	174,879
BCE, Ser AK, 4.150%(A)	17,403	399,027
Bell Aliant, Ser A, 4.850%(A)	8,006	178,656
Shaw Communications, Ser A, 4.500%(A)	8,354	198,053
		1,183,295
Utilities — 7.6%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	6,961	165,028
Canadian Utilities, Ser Y, 4.000%(A)	9,050	225,920
Emera, Ser C, 4.100%(A)	6,961	170,247
TransAlta, Ser A, 4.600%(A)	8,354	158,198
TransAlta, Ser C, 4.600%(A)	7,657	150,963
		870,356
TOTAL PREFERRED STOCK
(Cost $12,235,583)		11,400,306

U.S. TREASURY OBLIGATION — 17.5%
U.S. Treasury Bills
0.010%, 08/22/13
(Cost $1,999,988)	$2,000,000	1,999,988
TOTAL INVESTMENTS — 117.0%
(Cost $14,235,571)††		$13,400,294

Percentages are based on Net Assets of $11,453,263.

(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2013.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $14,235,571, and the unrealized appreciation and depreciation were $— and $(835,277), respectively.

Ser — Series

Schedule of Investments (Unaudited)	July 31, 2013

Global X Canada Preferred ETF

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$11,400,306	$—	$—	$11,400,306
U.S. Treasury Obligation	—	1,999,988	—	1,999,988
Total Investments in Securities	$11,400,306	$1,999,988	$—	$13,400,294

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 29.2%
Technology — 29.2%
Changyou.com ADR	1,723	$56,067
NetEase ADR	2,757	175,648
Renren ADR *	36,429	121,309
SINA *	17,389	1,199,319
Tencent Holdings	28,583	1,296,547
Youku.com ADR *	14,583	323,451
TOTAL CHINA		3,172,341
GERMANY— 0.5%
Technology — 0.5%
XING	704	51,586
JAPAN— 12.1%
Technology — 12.1%
Dena	29,851	567,385
Gree	29,635	240,325
Mixi	1,780	24,416
Nexon	38,022	481,149
TOTAL JAPAN		1,313,275
RUSSIA— 8.6%
Technology — 8.6%
Mail.ru Group GDR	8,582	274,195
Yandex, Cl A *	20,399	662,967
TOTAL RUSSIA		937,162
TAIWAN— 0.7%
Technology — 0.7%
PChome Online	14,130	80,577
UNITED STATES— 48.6%
Technology — 48.6%
Angie's List *	12,877	283,551
Demand Media *	12,907	84,412
Facebook, Cl A *	33,453	1,232,074
Google, Cl A *	539	478,416
Groupon, Cl A *	67,047	594,036
Jive Software *	9,496	127,436
LinkedIn, Cl A *	4,936	1,005,907
MeetMe *	4,577	7,964
Nutrisystem	8,778	109,813
Pandora Media *	31,781	582,864
United Online	28,014	227,474

Schedule of Investments (Unaudited)	July 31, 2013

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Yelp, Cl A *	3,695	$154,451
Zynga, Cl A *	129,624	386,280
TOTAL UNITED STATES		5,274,678
TOTAL COMMON STOCK
(Cost $10,117,627)		10,829,619

U.S. TREASURY OBLIGATION — 11.1%
U.S. Treasury Bills
0.010%, 08/22/13
(Cost $1,199,993)	$1,200,000	1,199,993
TOTAL INVESTMENTS — 110.8%
(Cost $11,317,620)††		$12,029,612

Percentages are based on Net Assets of $10,861,210.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $11,317,620, and the unrealized appreciation and depreciation were $2,296,804 and $(1,584,812), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,829,619	$—	$—	$10,829,619
U.S. Treasury Obligation	—	1,199,993	—	1,199,993
Total Investments in Securities	$10,829,619	$1,199,993	$—	$12,029,612

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 48.4%
U.S. Treasury Bonds
4.625%, 02/15/40	$667,000	$793,209
4.375%, 11/15/39	891,000	1,019,638
4.375%, 05/15/40	679,000	777,136
3.875%, 08/15/40	758,000	799,216
U.S. Treasury Notes
2.625%, 12/31/14	878,000	908,113
2.500%, 03/31/15	691,000	716,778
2.375%, 02/28/15	882,000	911,802
2.125%, 11/30/14	894,000	916,944
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,109,205)		6,842,836

EXCHANGE TRADED COMMODITIES — 23.5%
ETFS Physical Gold *	11,648	1,486,867
ETFS Physical Silver *	19,053	359,835
Gold Bullion Securities *	11,776	1,482,363
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $4,383,146)		3,329,065
COMMON STOCK — 18.9%
AUSTRALIA— 0.3%
Basic Materials — 0.3%
BHP Billiton ADR	756	47,424
BRAZIL— 0.3%
Basic Materials — 0.3%
Vale ADR, Cl B	3,508	48,129
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	1,045	30,305
CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	343	39,987
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	753	51,468
SINGAPORE— 0.3%
Consumer Goods — 0.3%
Wilmar International	14,913	36,964
SWITZERLAND— 0.3%
Basic Materials — 0.3%
Glencore Xstrata	10,989	46,390

Schedule of Investments (Unaudited)	July 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.0%
Basic Materials — 0.7%
Anglo American	2,406	$51,535
Rio Tinto ADR	916	41,211
		92,746
Oil & Gas — 0.3%
BP	6,626	45,818
TOTAL UNITED KINGDOM		138,564
UNITED STATES— 15.8%
Basic Materials — 0.3%
Mosaic	887	36,447
Consumer Goods — 1.5%
Altria Group	783	27,452
Archer-Daniels-Midland	1,369	49,927
Coca-Cola	617	24,729
Monsanto	460	45,439
PepsiCo	305	25,480
Philip Morris International	267	23,811
Procter & Gamble	303	24,331
		221,169
Consumer Services — 1.5%
Amazon.com *	90	27,110
Comcast, Cl A	613	27,634
CVS Caremark	434	26,687
eBay *	480	24,811
Home Depot	328	25,922
McDonald's	280	27,462
Wal-Mart Stores	330	25,720
Walt Disney	392	25,343
		210,689
Financials — 2.0%
American Express	332	24,492
American International Group *	566	25,759
Bank of America	1,940	28,324
Berkshire Hathaway, Cl B *	221	25,607
Citigroup	518	27,008
Goldman Sachs Group	161	26,409
JPMorgan Chase	470	26,193
Mastercard, Cl A	43	26,256
US Bancorp	692	25,825
Visa, Cl A	129	22,834

Schedule of Investments (Unaudited)	July 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wells Fargo	601	$26,144
		284,851
Health Care — 1.5%
AbbVie	479	21,785
Amgen	245	26,531
Bristol-Myers Squibb	540	23,350
Gilead Sciences	484	29,742
Johnson & Johnson	287	26,835
Merck	531	25,578
Pfizer	832	24,319
UnitedHealth Group	380	27,683
		205,823
Industrials — 1.3%
3M	227	26,656
Boeing	245	25,750
General Electric	1,067	26,003
Honeywell International	310	25,724
Union Pacific	161	25,533
United Parcel Service, Cl B	347	30,120
United Technologies	269	28,398
		188,184
Oil & Gas — 0.9%
Chevron	387	48,719
Exxon Mobil	512	48,000
Schlumberger	354	28,791
		125,510
Real Estate Investment Trusts — 4.9%
American Tower, Cl A	931	65,905
AvalonBay Communities	509	68,888
Equity Residential	1,263	70,728
General Growth Properties	3,467	71,905
HCP	1,531	67,165
Health Care REIT	1,040	67,070
ProLogis	1,838	70,506
Public Storage	454	72,286
Simon Property Group	450	72,027
Ventas	1,000	65,740
		692,220
Technology — 1.5%
Apple	63	28,508

Schedule of Investments (Unaudited)	July 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Cisco Systems	1,014	$25,908
Google, Cl A *	29	25,740
Intel	997	23,230
International Business Machines	142	27,696
Microsoft	721	22,949
Oracle	940	30,409
QUALCOMM	460	29,693
		214,133
Telecommunications — 0.4%
AT&T	753	26,558
Verizon Communications	487	24,097
		50,655
TOTAL UNITED STATES		2,229,681
TOTAL COMMON STOCK
(Cost $2,648,501)		2,668,912

EXCHANGE TRADED FUNDS — 8.8%
Vanguard FTSE All-World ex-US ETF	9,429	436,563
Vanguard Small-Cap ETF	4,452	445,511
ZKB Silver ETF *	5,979	361,473
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,166,001)		1,243,547

TOTAL INVESTMENTS — 99.6%
(Cost $15,306,853)††		$14,084,360

Percentages are based on Net Assets of $14,141,560.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $15,306,853, and the unrealized appreciation and depreciation were $270,985 and $(1,493,478), respectively.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times and London Stock Exchange
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2013

Global X Permanent ETF

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,842,836	$—	$6,842,836
Exchange Traded Commodities	3,329,065	—	—	3,329,065
Common Stock	2,668,912	—	—	2,668,912
Exchange Traded Funds	1,243,547	—	—	1,243,547
Total Investments in Securities	$7,241,524	$6,842,836	$—	$14,084,360

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL— 1.5%
Consumer Goods — 1.5%
Cosan, Cl A	95,159	$1,530,157
CANADA— 3.4%
Basic Materials — 1.7%
Agrium	21,083	1,792,055
Industrials — 1.7%
Canadian Pacific Railway	13,957	1,715,036
TOTAL CANADA		3,507,091
MEXICO— 1.8%
Telecommunications — 1.8%
America Movil ADR, Ser L	91,121	1,911,718
UNITED KINGDOM— 1.8%
Oil & Gas — 1.8%
BP ADR	44,541	1,845,779
UNITED STATES— 91.4%
Basic Materials — 3.8%
Celanese, Ser A	39,220	1,884,913
Cytec Industries	26,030	2,027,737
		3,912,650
Consumer Goods — 4.0%
Deckers Outdoor *	36,174	1,983,421
Delphi Automotive *	40,367	2,168,515
		4,151,936
Consumer Services — 16.0%
Cumulus Media, Cl A *	501,886	2,148,072
GameStop, Cl A	49,880	2,447,113
Liberty Global, Cl A *	25,001	2,028,081
Liberty Media *	15,112	2,172,048
News, Cl B	151	2,430
Pandora Media *	115,119	2,111,282
Time Warner	31,251	1,945,687
Twenty-First Century Fox	62,683	1,879,863
US Airways Group	99,242	1,920,333
		16,654,909
Financials — 15.8%
American Capital Agency	64,398	1,450,887
American International Group *	42,259	1,923,207
CBRE Group, Cl A	76,746	1,778,205
CIT Group *	43,217	2,165,604

Schedule of Investments (Unaudited)	July 31, 2013

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hartford Financial Services Group	61,641	$1,902,241
Hudson Pacific Properties	80,566	1,748,282
JPMorgan Chase	37,238	2,075,274
Nationstar Mortgage Holdings *	42,646	1,973,657
Spirit Realty Capital	160,050	1,461,256
		16,478,613
Health Care — 9.5%
HCA Holdings	48,050	1,873,950
Life Technologies *	25,826	1,926,620
Merck	40,939	1,972,032
Pfizer	64,867	1,896,062
Vivus *	151,200	2,239,272
		9,907,936
Industrials — 9.8%
Lockheed Martin	18,246	2,191,710
Nortek *	26,583	1,794,618
Owens-Illinois	66,585	1,980,904
Sensata Technologies Holding *	54,155	2,035,145
Spirit Aerosystems Holdings, Cl A *	87,650	2,222,804
		10,225,181
Oil & Gas — 10.1%
Diamondback Energy	63,356	2,418,932
Energy Transfer Equity	32,305	2,156,036
Pioneer Natural Resources	13,684	2,117,736
SemGroup, Cl A	34,095	1,924,322
Targa Resources	28,004	1,909,032
		10,526,058
Technology — 16.8%
Allscripts Healthcare Solutions *	135,646	2,144,563
Apple	4,369	1,976,972
Equinix	8,341	1,495,958
Google, Cl A *	2,093	1,857,747
Magnachip Semiconductor *	117,887	2,423,757
Microsoft	55,665	1,771,817
Motorola Solutions	32,964	1,807,416
NXP Semiconductor *	62,826	2,051,269
Yahoo! *	71,353	2,004,306
		17,533,805
Telecommunications — 5.6%
Crown Castle International *	24,403	1,714,311
Sprint *	289,709	1,726,666

Schedule of Investments (Unaudited)	July 31, 2013

Global X Top Guru Holdings Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
T-Mobile US	96,330	$2,322,516
		5,763,493
TOTAL UNITED STATES		95,154,581
TOTAL COMMON STOCK
(Cost $98,119,091)		103,949,326

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $97,888)	$97,888	97,888
TOTAL INVESTMENTS — 100.0%
(Cost $98,216,979)††		$104,047,214

Percentages are based on Net Assets of $104,021,253.

*	Non-income producing security.
††	At July 31, 2013, the tax basis cost of the Fund's investments was $98,216,979, and the unrealized appreciation and depreciation were $7,140,598 and $(1,310,363), respectively.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,949,326	$—	$—	$103,949,326
Time Deposit	—	97,888	—	97,888
Total Investments in Securities	$103,949,326	$97,888	$—	$104,047,214

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperIncome Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
UNITED STATES— 99.3%
Basic Materials — 11.3%
AngloGold Ashanti Holdings Finance, 6.000%	20,311	$324,367
ArcelorMittal, 6.000%	98,209	2,059,443
Cliffs Natural Resources, 7.000%	32,930	622,377
NuStar Logistics, 7.625%	17,937	473,178
Pitney Bowes, 6.700%	19,209	483,682
		3,963,047
Consumer Goods — 1.7%
Goodyear Tire & Rubber, 5.875%	11,096	616,605
Financials — 78.8%
Aegon, 8.000%	23,428	638,647
Aegon, 7.250%	47,597	1,206,584
Ally Financial, 7.375%	14,444	364,567
Ally Financial, Ser A, 8.500%	16,601	433,950
Annaly Capital Management, Ser D, 7.500%	20,524	496,681
Bank of America, Ser J, 7.250%	11,674	291,850
Barclays Bank, Ser 3, 7.100%	20,760	523,152
Barclays Bank, Ser 4, 7.750%	17,335	440,309
Barclays Bank, Ser 5, 8.125%	39,964	1,016,684
Citigroup Capital XIII, 7.875%	70,067	1,926,842
Deutsche Bank Capital Funding Trust X, 7.350%	13,883	353,739
Deutsche Bank Contingent Capital Trust III, 7.600%	34,197	911,692
Deutsche Bank Contingent Capital Trust V, 8.050%	23,671	660,421
GMAC Capital Trust I, Ser 2, 8.125%	43,448	1,153,544
Hartford Financial Services Group, 7.875%	26,522	780,012
HSBC Holdings, 8.125%	26,986	696,509
HSBC Holdings, Ser 2, 8.000%	46,184	1,257,590
ING Groep, 8.500%	33,866	867,647
ING Groep, 7.375%	25,358	638,768
ING Groep, 7.200%	18,558	464,878
JPMorgan Chase, Ser J, 8.625%	32,228	806,022
JPMorgan Chase Capital XXIX, 6.700%	26,632	687,638
KKR Financial Holdings, 7.375%	16,819	425,521
Lloyds Banking Group, 7.750%	38,514	1,021,006
MetLife, 6.500%	66,674	1,679,518
Morgan Stanley Capital Trust VI, 6.600%	34,962	876,497
Morgan Stanley Capital Trust VII, 6.600%	44,159	1,111,041
NorthStar Realty Finance, 8.250%	15,676	391,116
Royal Bank of Scotland Group, 6.400%	20,579	408,493
Royal Bank of Scotland Group, Ser Q, 6.750%	18,289	381,874
Royal Bank of Scotland Group, Ser T, 7.250%	44,683	1,008,049

Schedule of Investments (Unaudited)	July 31, 2013

Global X SuperIncome Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Santander Finance Preferred, Ser 10, 10.500%	36,963	$985,064
Wachovia Preferred Funding, Ser A, 7.250%	17,556	460,845
Wells Fargo, Ser J, 8.000%	50,406	1,431,027
Zions Bancorporation, Ser C, 9.500%	35,771	913,591
		27,711,368
Telecommunications — 5.2%
Qwest, 7.500%	25,699	658,922
Qwest, 7.375%	29,065	736,798
Qwest, 7.000%	17,800	449,094
		1,844,814
Utilities — 2.3%
Dominion Resources, Ser A, 8.375%	30,663	809,810
TOTAL UNITED STATES		34,945,644
TOTAL PREFERRED STOCK
(Cost $35,905,538)		34,945,644

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 08/01/13
(Cost $168,542)	$168,542	168,542
TOTAL INVESTMENTS — 99.8%
(Cost $36,074,080)††		$35,114,186

Percentages are based on Net Assets of $35,167,084.

††	At July 31, 2013, the tax basis cost of the Fund's investments was $36,074,080, and the unrealized appreciation and depreciation were $206,911 and $(1,166,805), respectively.

Ser — Series

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$34,945,644	$—	$—	$34,945,644
Time Deposit	—	168,542	—	168,542
Total Investments in Securities	$34,945,644	$168,542	$—	$35,114,186

For the period ended July 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 27, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: September 27, 2013

*	Print the name and title of each signing officer under his or her signature.